Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 95.6%	Shares	Fair Value
Communication Services - 5.1%
Live Nation Entertainment, Inc. (a)(b)	590,668	$39,184,915

Consumer Discretionary - 12.9%
Aaron's, Inc.	173,252	11,133,174
Carter's, Inc. (a)	93,925	8,566,899
Century Communities, Inc. (b)	157,828	4,834,272
Green Brick Partners, Inc. (b)	814,944	8,719,901
Red Rock Resorts, Inc., Class A (a)	1,296,561	26,326,671
Vail Resorts, Inc.	164,313	37,391,066
Wolverine World Wide, Inc. (a)	78,675	2,223,356
		99,195,339
Consumer Staples - 7.2%
B&G Foods, Inc. (a)	231,653	4,380,558
Cal-Maine Foods, Inc. (a)	516,600	20,640,753
Flowers Foods, Inc.	509,035	11,773,980
Post Holdings, Inc. (b)	178,654	18,908,739
		55,704,030
Energy - 2.8%
Cimarex Energy Co.	258,209	12,378,540
WPX Energy, Inc. (b)	856,726	9,072,728
		21,451,268
Financials - 25.4%
Assured Guaranty Ltd.	96,224	4,278,119
Bank OZK (a)	961,466	26,219,178
BankUnited, Inc.	357,076	12,004,895
BOK Financial Corp.	118,770	9,400,646
Brown & Brown, Inc.	262,936	9,481,472
Cadence BanCorp	1,359,928	23,853,137
Enstar Group Ltd. (b)	126,832	24,087,933
First of Long Island Corp. (The)	348,684	7,932,561
Mr. Cooper Group, Inc. (a)(b)	1,406,661	14,938,740
Popular, Inc.	106,227	5,744,756
ProAssurance Corp.	368,123	14,824,313
Reinsurance Group of America, Inc.	26,221	4,192,213
RenaissanceRe Holdings Ltd.	57,327	11,089,908

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.6% (Continued)	Shares	Fair Value
Financials - 25.4% (Continued)
Sterling Bancorp	1,348,120	$27,043,287
		195,091,158
Health Care - 2.0%
Acorda Therapeutics, Inc. (a)(b)	218,951	628,389
Integer Holdings Corp. (b)	49,097	3,709,769
Natus Medical, Inc. (b)	354,888	11,299,634
		15,637,792
Industrials - 23.7%
Aircastle Ltd.	512,078	11,485,910
Alaska Air Group, Inc.	225,462	14,634,738
Allegiant Travel Co. (a)	132,030	19,759,610
Arcosa, Inc.	121,014	4,139,889
Colfax Corp. (a)(b)	432,122	12,557,465
Hub Group, Inc., Class A (b)	618,135	28,743,278
Hyster-Yale Materials Handling, Inc.	143,962	7,879,040
Kelly Services, Inc., Class A	202,086	4,894,523
Kirby Corp. (b)	251,318	20,648,287
SPX FLOW, Inc. (b)	359,926	14,202,680
Stericycle, Inc. (a)(b)	159,724	8,134,743
Toro Co. (The)	144,085	10,561,430
TriMas Corp. (b)	242,370	7,428,640
Trinity Industries, Inc. (a)	540,277	10,632,651
WESCO International, Inc. (b)	141,419	6,755,586
		182,458,470
Information Technology - 5.7%
Broadridge Financial Solutions, Inc.	141,188	17,568,023
Sanmina Corp. (b)	504,535	16,200,619
WNS Holdings Ltd. - ADR (b)	167,113	9,817,889
		43,586,531
Materials - 2.2%
Ashland Global Holdings, Inc.	154,320	11,890,356
W.R. Grace & Co.	73,481	4,905,592
		16,795,948
Real Estate - 6.1%
American Campus Communities, Inc. REIT	147,523	7,092,906
CubeSmart REIT	571,039	19,929,261

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.6% (Continued)	Shares	Fair Value
Real Estate - 6.1% (Continued)
iStar, Inc. REIT (a)	566,732	$7,395,853
Jones Lang LaSalle, Inc.	49,144	6,833,965
Tanger Factory Outlet Centers, Inc. REIT (a)	335,066	5,186,822
Winthrop Realty Trust REIT (b)(c)	1,975,475	651,907
		47,090,714
Utilities - 2.5%
South Jersey Industries, Inc. (a)	338,907	11,153,429
UGI Corp.	156,507	7,867,607
		19,021,036

Total Common Stocks		$735,217,201

Registered Investment Companies - 10.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (d)	33,020,640	$33,023,942
State Street Navigator Securities Lending Portfolio I, 2.23% (d)(e)	48,927,912	48,927,912
Total Registered Investment Companies		$81,951,854

Total Investment Securities - 106.3% (Cost $590,924,827)		$817,169,055

Liabilities in Excess of Other Assets - (6.3)%		(48,309,070)

Net Assets - 100.0%		$768,859,985

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $96,848,229.
(b)	Non-income producing security.
(c)	Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost of $651,907 and represents 0.1% of net assets.
(d)	The rate shown is the 7-day effective yield as of September 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $48,927,912. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $50,067,403.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 92.4%	Shares	Fair Value
Communication Services - 2.7%
Liberty Media Corp. - Liberty Formula One - Series C (a)	1,374,135	$57,150,275
TEGNA, Inc. (b)	362,548	5,630,370
		62,780,645
Consumer Discretionary - 11.5%
BorgWarner, Inc.	1,944,303	71,317,034
Carter's, Inc. (b)	258,321	23,561,458
Hanesbrands, Inc. (b)	1,541,376	23,613,880
NVR, Inc. (a)	14,297	53,146,953
Red Rock Resorts, Inc., Class A	2,837,796	57,621,448
Vail Resorts, Inc.	136,618	31,088,792
Wolverine World Wide, Inc. (b)	222,017	6,274,200
		266,623,765
Consumer Staples - 7.7%
B&G Foods, Inc. (b)	941,305	17,800,078
Cal-Maine Foods, Inc. (b)	807,785	32,275,050
Flowers Foods, Inc.	1,715,085	39,669,916
Molson Coors Brewing Co., Class B	347,515	19,982,112
Post Holdings, Inc. (a)	650,468	68,845,533
		178,572,689
Energy - 2.9%
Cimarex Energy Co.	966,574	46,337,558
WPX Energy, Inc. (a)	2,118,062	22,430,277
		68,767,835
Financials - 24.7%
Bank OZK	1,410,944	38,476,443
BankUnited, Inc.	1,556,400	52,326,168
BOK Financial Corp.	334,543	26,479,078
Brighthouse Financial, Inc. (a)	625,458	25,312,285
Brown & Brown, Inc.	713,482	25,728,161
Cadence BanCorp	1,771,931	31,079,670
Enstar Group Ltd. (a)	89,340	16,967,453
First Horizon National Corp.	748,496	12,125,635
First Republic Bank	400,785	38,755,909
Mr. Cooper Group, Inc. (a)(b)	2,757,793	29,287,762
Popular, Inc.	229,231	12,396,812

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.4% (Continued)	Shares	Fair Value
Financials - 24.7% (Continued)
ProAssurance Corp.	474,160	$19,094,423
Reinsurance Group of America, Inc.	288,252	46,085,730
RenaissanceRe Holdings Ltd.	206,498	39,947,038
Sterling Bancorp	2,604,770	52,251,686
SVB Financial Group (a)	154,745	32,333,968
Willis Towers Watson plc	387,043	74,687,688
		573,335,909
Health Care - 2.3%
Boston Scientific Corp. (a)	1,309,386	53,278,916

Industrials - 18.6%
Aircastle Ltd.	1,075,721	24,128,422
Alaska Air Group, Inc.	670,894	43,547,730
Allegiant Travel Co.	296,184	44,326,897
Colfax Corp. (a)(b)	1,334,978	38,794,461
Hub Group, Inc., Class A (a)	1,278,532	59,451,738
Kirby Corp. (a)	802,491	65,932,661
Parker-Hannifin Corp.	85,903	15,514,941
Sensata Technologies Holding plc (a)	919,149	46,012,599
SPX FLOW, Inc. (a)	542,565	21,409,615
Stericycle, Inc. (a)(b)	719,203	36,629,009
WESCO International, Inc. (a)	766,618	36,621,342
		432,369,415
Information Technology - 4.9%
Avnet, Inc.	688,180	30,613,687
Broadridge Financial Solutions, Inc.	93,555	11,641,049
Juniper Networks, Inc.	1,126,666	27,884,983
Sanmina Corp. (a)	1,356,030	43,542,123
		113,681,842
Materials - 4.9%
Ashland Global Holdings, Inc.	483,938	37,287,423
Axalta Coating Systems Ltd. (a)	1,855,933	55,956,380
RPM International, Inc.	313,238	21,553,907
		114,797,710
Real Estate - 8.8%
American Campus Communities, Inc. REIT	1,218,248	58,573,364

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.4% (Continued)	Shares	Fair Value
Real Estate - 8.8% (Continued)
CubeSmart REIT	1,768,605	$61,724,314
iStar, Inc. REIT (b)	2,125,926	27,743,334
Jones Lang LaSalle, Inc.	136,477	18,978,492
Mid-America Apartment Communities, Inc. REIT	286,105	37,196,511
		204,216,015
Utilities - 3.4%
South Jersey Industries, Inc. (b)	497,815	16,383,092
UGI Corp.	1,256,214	63,149,878
		79,532,970

Total Common Stocks		$2,147,957,711

Registered Investment Companies - 12.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,982,775	$40,464,994
State Street Institutional US Government Money Market Fund, Premier Class, 1.88% (d)	143,686,281	143,686,281
State Street Navigator Securities Lending Portfolio I, 2.23% (d)(e)	102,584,639	102,584,639
Total Registered Investment Companies		$286,735,914

Total Investment Securities - 104.7% (Cost $2,129,053,564)		$2,434,693,625

Liabilities in Excess of Other Assets - (4.7)%		(109,810,884)

Net Assets - 100.0%		$2,324,882,741

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $173,473,618.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of September 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $102,584,639. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $73,047,684.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 92.3%	Shares	Fair Value
Communication Services - 2.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	120,133	$4,996,331

Consumer Discretionary - 11.8%
Advance Auto Parts, Inc.	10,046	1,661,608
BorgWarner, Inc.	172,553	6,329,244
Carter's, Inc.	17,212	1,569,907
Hanesbrands, Inc. (b)	132,791	2,034,358
NVR, Inc. (a)	1,290	4,795,381
Red Rock Resorts, Inc., Class A	251,758	5,111,946
Vail Resorts, Inc.	12,184	2,772,591
		24,275,035
Consumer Staples - 7.8%
Archer-Daniels-Midland Co.	55,623	2,284,437
B&G Foods, Inc. (b)	47,299	894,424
Flowers Foods, Inc.	115,168	2,663,836
Molson Coors Brewing Co., Class B	75,352	4,332,740
Post Holdings, Inc. (a)	55,807	5,906,613
		16,082,050
Energy - 3.4%
Cimarex Energy Co.	95,886	4,596,775
Noble Energy, Inc.	111,784	2,510,669
		7,107,444
Financials - 28.2%
Bank OZK	103,947	2,834,635
BankUnited, Inc.	133,846	4,499,902
BOK Financial Corp.	27,179	2,151,218
Brighthouse Financial, Inc. (a)	55,398	2,241,957
Discover Financial Services	65,874	5,341,723
Enstar Group Ltd. (a)	7,553	1,434,466
First Republic Bank	42,170	4,077,839
Franklin Resources, Inc.	65,939	1,903,000
Hartford Financial Services Group, Inc. (The)	65,819	3,989,290
Loews Corp.	191,614	9,864,289
Mr. Cooper Group, Inc. (a)	156,032	1,657,060
Reinsurance Group of America, Inc.	15,647	2,501,642

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.3% (Continued)	Shares	Fair Value
Financials - 28.3% (Continued)
RenaissanceRe Holdings Ltd.	16,675	$3,225,779
Sterling Bancorp	222,370	4,460,742
SVB Financial Group (a)	13,446	2,809,542
Willis Towers Watson plc	27,286	5,265,379
		58,258,463
Health Care - 2.3%
Boston Scientific Corp. (a)	114,884	4,674,630

Industrials - 17.6%
Alaska Air Group, Inc.	59,041	3,832,351
Colfax Corp. (a)(b)	117,461	3,413,417
Deere & Co.	10,211	1,722,391
Fastenal Co.	31,351	1,024,237
Hub Group, Inc., Class A (a)	51,900	2,413,350
Kirby Corp. (a)	71,226	5,851,928
Parker-Hannifin Corp.	22,270	4,022,185
Sensata Technologies Holding plc (a)	79,336	3,971,560
Stericycle, Inc. (a)(b)	64,473	3,283,610
United Airlines Holdings, Inc. (a)	41,753	3,691,383
WESCO International, Inc. (a)	62,281	2,975,163
		36,201,575
Information Technology - 3.8%
Avnet, Inc.	60,588	2,695,257
Check Point Software Technologies Ltd. (a)	26,149	2,863,315
Juniper Networks, Inc.	95,689	2,368,303
		7,926,875
Materials - 4.9%
Ashland Global Holdings, Inc.	42,434	3,269,540
Axalta Coating Systems Ltd. (a)	162,434	4,897,385
RPM International, Inc.	26,959	1,855,049
		10,021,974
Real Estate - 6.9%
American Campus Communities, Inc. REIT	92,700	4,457,016
CubeSmart REIT	150,620	5,256,638
Jones Lang LaSalle, Inc.	11,248	1,564,147

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.3% (Continued)	Shares	Fair Value
Real Estate - 6.9% (Continued)
Mid-America Apartment Communities, Inc. REIT	23,074	$2,999,851
		14,277,652
Utilities - 3.2%
South Jersey Industries, Inc.	46,641	1,534,955
UGI Corp.	100,279	5,041,025
		6,575,980

Total Common Stocks		$190,398,009

Registered Investment Companies - 9.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	229,224	$2,328,911
State Street Institutional US Government Money Market Fund, Premier Class, 1.88% (d)	12,906,753	12,906,753
State Street Navigator Securities Lending Portfolio I, 2.23% (d)(e)	4,480,120	4,480,120
Total Registered Investment Companies		$19,715,784

Total Investment Securities - 101.9% (Cost $194,799,020)		$210,113,793

Liabilities in Excess of Other Assets - (1.9)%		(3,934,104)

Net Assets - 100.0%		$206,179,689

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $6,029,340.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of September 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $4,480,120. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,558,557.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 96.2%	Shares	Fair Value
Communication Services - 11.7%
Alphabet, Inc., Class A (a)	168,470	$205,725,456
Charter Communications, Inc., Class A (a)	273,073	112,538,845
Comcast Corp., Class A	2,608,773	117,603,487
Facebook, Inc., Class A (a)	677,923	120,724,528
TEGNA, Inc.	982,133	15,252,525
Walt Disney Co. (The)	1,272,423	165,822,165
		737,667,006
Consumer Discretionary - 13.5%
Booking Holdings, Inc. (a)	51,321	100,723,108
BorgWarner, Inc.	3,768,573	138,231,258
General Motors Co.	3,431,366	128,607,598
Hanesbrands, Inc. (b)	5,424,663	83,105,837
NVR, Inc. (a)	37,611	139,813,251
O'Reilly Automotive, Inc. (a)	201,480	80,291,795
TJX Cos., Inc. (The)	3,259,530	181,686,202
		852,459,049
Consumer Staples - 10.4%
Archer-Daniels-Midland Co.	791,346	32,500,580
Kimberly-Clark Corp.	932,522	132,464,750
Molson Coors Brewing Co., Class B	298,110	17,141,325
PepsiCo, Inc.	1,080,837	148,182,753
Philip Morris International, Inc.	2,272,295	172,535,359
Procter & Gamble Co. (The)	1,197,139	148,900,149
		651,724,916
Energy - 3.4%
Chevron Corp.	757,176	89,801,074
Cimarex Energy Co.	1,356,520	65,031,569
Devon Energy Corp.	2,481,185	59,697,311
		214,529,954
Financials - 27.4%
American International Group, Inc.	3,255,672	181,340,930
Berkshire Hathaway, Inc., Class B (a)	975,278	202,877,330
Charles Schwab Corp. (The)	1,871,215	78,272,923
Citigroup, Inc.	4,033,070	278,604,476
Discover Financial Services	1,480,699	120,069,882

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 96.2% (Continued)	Shares	Fair Value
Financials - 27.4% (Continued)
First Republic Bank	924,108	$89,361,244
Hartford Financial Services Group, Inc. (The)	1,847,593	111,982,612
JPMorgan Chase & Co.	1,008,061	118,638,699
KKR & Co., Inc., Class A	4,653,926	124,957,913
Loews Corp.	1,170,903	60,278,086
Marsh & McLennan Cos., Inc.	662,646	66,297,732
MetLife, Inc.	4,045,200	190,771,632
Morgan Stanley	2,448,193	104,464,395
		1,727,917,854
Health Care - 13.5%
Abbott Laboratories	3,139,685	262,697,444
Gilead Sciences, Inc.	1,074,638	68,110,557
Humana, Inc.	286,816	73,330,247
Medtronic plc	1,683,181	182,827,120
Pfizer, Inc.	3,977,538	142,912,940
Thermo Fisher Scientific, Inc.	401,983	117,085,588
		846,963,896
Industrials - 7.3%
Honeywell International, Inc.	446,857	75,608,204
Parker-Hannifin Corp.	703,123	126,991,045
United Airlines Holdings, Inc. (a)	879,468	77,753,766
United Technologies Corp.	1,294,534	176,729,782
		457,082,797
Information Technology - 5.7%
Fidelity National Information Services, Inc.	766,886	101,811,785
Microsoft Corp.	1,043,366	145,059,175
Texas Instruments, Inc.	885,408	114,430,130
		361,301,090
Materials - 3.3%
Axalta Coating Systems Ltd. (a)	1,787,147	53,882,482
Eastman Chemical Co.	794,648	58,668,862
Linde plc	491,071	95,130,274
		207,681,618

Total Common Stocks		$6,057,328,180

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 4.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (c)	238,331,446	$238,355,279
State Street Navigator Securities Lending Portfolio I, 2.23% (c)(d)	59,982,288	59,982,288
Total Registered Investment Companies		$298,337,567

Total Investment Securities - 100.9% (Cost $4,820,391,736)		$6,355,665,747

Liabilities in Excess of Other Assets - (0.9)%		(58,790,174)

Net Assets - 100.0%		$6,296,875,573

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $59,285,719.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $59,982,288.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 97.3%	Shares	Fair Value
Communication Services - 9.3%
Alphabet, Inc., Class A (a)	8,566	$10,460,285
Facebook, Inc., Class A (a)	26,245	4,673,710
Liberty Media Corp. - Liberty Formula One - Series C (a)	151,985	6,321,056
		21,455,051
Consumer Discretionary - 14.7%
BorgWarner, Inc.	264,964	9,718,879
NVR, Inc. (a)	1,203	4,471,972
Red Rock Resorts, Inc., Class A	557,851	11,327,165
Vail Resorts, Inc.	37,235	8,473,197
		33,991,213
Consumer Staples - 8.3%
Archer-Daniels-Midland Co.	58,484	2,401,938
Cal-Maine Foods, Inc. (b)	173,501	6,932,233
Philip Morris International, Inc.	130,809	9,932,327
		19,266,498
Energy - 1.6%
Cimarex Energy Co.	77,493	3,715,014

Financials - 32.1%
American International Group, Inc.	205,339	11,437,382
Bank OZK	348,026	9,490,669
BankUnited, Inc.	102,517	3,446,621
Berkshire Hathaway, Inc., Class B (a)	58,058	12,077,225
Discover Financial Services	26,486	2,147,750
First Republic Bank	54,698	5,289,297
KKR & Co., Inc., Class A (b)	260,922	7,005,756
MetLife, Inc.	231,319	10,909,004
Mr. Cooper Group, Inc. (a)(b)	1,178,981	12,520,778
		74,324,482
Health Care - 9.1%
Allergan plc	50,271	8,460,107
Gilead Sciences, Inc.	104,715	6,636,837
GlaxoSmithKline plc - ADR (b)	139,505	5,954,073
		21,051,017

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 97.3% (Continued)	Shares	Fair Value
Industrials - 17.4%
Colfax Corp. (a)(b)	180,419	$5,242,976
Copa Holdings SA, Class A	84,144	8,309,220
Hub Group, Inc., Class A (a)	179,030	8,324,895
Johnson Controls International plc	135,958	5,967,197
Kirby Corp. (a)	83,885	6,891,992
United Airlines Holdings, Inc. (a)	62,511	5,526,597
		40,262,877
Information Technology - 2.8%
Sanmina Corp. (a)	204,105	6,553,812

Materials - 2.0%
Sherwin-Williams Co. (The)	8,289	4,557,871

Total Common Stocks		$225,177,835

Registered Investment Companies - 5.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 1.88% (c)	7,121,733	$7,121,733
State Street Navigator Securities Lending Portfolio I, 2.23% (c)(d)	5,788,340	5,788,340
Total Registered Investment Companies		$12,910,073

Total Investment Securities - 102.9% (Cost $217,345,030)		$238,087,908

Liabilities in Excess of Other Assets - (2.9)%		(6,669,675)

Net Assets - 100.0%		$231,418,233

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $12,073,877.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $5,788,340. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $6,595,932.

ADR - American Depositary Receipt

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 85.4%	Shares	Fair Value
Communication Services - 9.8%
Alphabet, Inc., Class A (a)	102,745	$125,466,029
Comcast Corp., Class A (b)(c)	1,407,050	63,429,814
Facebook, Inc., Class A (a)(c)	446,405	79,495,802
Walt Disney Co. (The) (b)	531,319	69,241,492
		337,633,137
Consumer Discretionary - 8.4%
Advance Auto Parts, Inc. (b)	399,140	66,017,756
Booking Holdings, Inc. (a)(b)	30,205	59,280,635
BorgWarner, Inc. (b)	1,886,595	69,200,305
Hanesbrands, Inc. (b)(c)	3,512,405	53,810,045
TJX Cos., Inc. (The) (b)	731,328	40,764,223
		289,072,964
Consumer Staples - 2.5%
Archer-Daniels-Midland Co. (b)	728,675	29,926,682
Constellation Brands, Inc., Class A (b)	278,674	57,763,547
		87,690,229
Energy - 2.9%
Cimarex Energy Co.	1,763,719	84,552,689
Devon Energy Corp. (b)	720,310	17,330,659
		101,883,348
Financials - 23.9%
American International Group, Inc. (b)	1,698,415	94,601,716
Bank OZK (b)	2,132,220	58,145,639
BankUnited, Inc. (b)(c)	1,017,968	34,224,084
Berkshire Hathaway, Inc., Class B (a)(c)	393,660	81,889,153
Brighthouse Financial, Inc. (a)(b)	137,236	5,553,941
Citigroup, Inc. (c)	2,228,618	153,952,931
Discover Financial Services (b)	611,209	49,562,938
First Republic Bank (b)	361,025	34,911,118
Hartford Financial Services Group, Inc. (The)	790,761	47,928,024
JPMorgan Chase & Co. (b)	333,655	39,267,857
Loews Corp. (b)	231,476	11,916,385
MetLife, Inc. (c)	2,035,984	96,017,005
Morgan Stanley	1,312,128	55,988,502
SVB Financial Group (a)	174,245	36,408,493

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 85.4% (Continued)	Shares	Fair Value
Financials - 23.9% (Continued)
Wells Fargo & Co. (b)	546,972	$27,589,268
		827,957,054
Health Care - 11.0%
Abbott Laboratories (b)	461,025	38,573,962
Allergan plc (c)	555,087	93,415,591
CVS Health Corp. (b)	376,629	23,753,991
Humana, Inc.	206,620	52,826,535
Medtronic plc (b)(c)	774,114	84,084,263
Perrigo Co. plc (b)	721,475	40,323,238
Pfizer, Inc.	1,319,285	47,401,910
		380,379,490
Industrials - 14.2%
Alaska Air Group, Inc. (b)	836,065	54,268,979
Johnson Controls International plc (b)(c)	2,085,364	91,526,626
Kirby Corp. (a)(b)	771,796	63,410,759
Parker-Hannifin Corp.	182,430	32,948,682
Sensata Technologies Holding plc (a)(b)	1,388,307	69,498,648
United Airlines Holdings, Inc. (a)(c)	1,447,665	127,988,063
United Technologies Corp.	366,605	50,048,915
		489,690,672
Information Technology - 7.6%
Cognizant Technology Solutions Corp., Class A	1,251,595	75,427,373
Fidelity National Information Services, Inc.	389,741	51,742,015
Microsoft Corp. (c)	607,247	84,425,550
Texas Instruments, Inc.	396,600	51,256,584
		262,851,522
Materials - 5.1%
Ashland Global Holdings, Inc. (b)	595,188	45,859,235
Axalta Coating Systems Ltd. (a)(b)	1,674,714	50,492,627
RPM International, Inc. (b)	661,705	45,531,921
W.R. Grace & Co. (b)	518,695	34,628,078
		176,511,861

Total Common Stocks		$2,953,670,277

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Registered Investment Companies - 31.7%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	6,688,181	$67,951,918
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (e)	434,241,331	434,284,756
State Street Navigator Securities Lending Portfolio I, 2.23% (e)(f)	594,440,142	594,440,142
Total Registered Investment Companies		$1,096,676,816

Total Investment Securities - 117.1% (Cost $3,280,154,366)		$4,050,347,093

Segregated Cash With Custodian - 27.3%		943,335,615

Investments Sold Short - (27.1)% (Proceeds $893,082,374)		(937,809,527)

Liabilities in Excess of Other Assets - (17.3)%		(598,070,540)

Net Assets - 100.0%		$3,457,802,641

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $583,549,161.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $594,440,142.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2019 (Unaudited)

Common Stocks - 27.1%	Shares	Fair Value
Communication Services - 0.3%
Omnicom Group, Inc.	130,612	$10,226,920

Consumer Discretionary - 6.5%
Best Buy Co., Inc.	180,089	12,424,340
Cheesecake Factory, Inc. (The)	351,788	14,662,524
Dick's Sporting Goods, Inc.	727,424	29,686,173
Grand Canyon Education, Inc.	301,640	29,621,048
Pulte Homes, Inc.	723,395	26,440,087
Tesla, Inc.	189,562	45,659,799
Under Armour, Inc., Class A	1,462,933	29,170,884
Whirlpool Corp.	229,080	36,277,109
		223,941,964
Consumer Staples - 2.9%
Boston Beer Co., Inc., Class A	109,635	39,915,911
Brown-Forman Corp., Class B	565,305	35,489,848
Walmart, Inc.	209,504	24,863,935
		100,269,694
Financials - 4.3%
Bank of Hawaii Corp.	454,692	39,071,684
Cincinnati Financial Corp.	505,461	58,972,135
Commerce Bancshares, Inc.	568,983	34,508,819
First American Financial Corp.	138,543	8,175,422
Selective Insurance Group, Inc.	97,541	7,334,108
		148,062,168
Health Care - 1.9%
Encompass Health Corp.	132,005	8,353,276
Henry Schein, Inc.	122,260	7,763,510
Integra LifeSciences Holdings Corp.	471,935	28,349,136
Varian Medical Systems, Inc.	69,185	8,239,242
Waters Corp.	59,745	13,336,876
		66,042,040
Industrials - 4.2%
Cintas Corp.	21,030	5,638,143
Hawaiian Holdings, Inc.	450,900	11,840,634
Lennox International, Inc.	35,560	8,640,013

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 27.1% (Continued)	Shares	Fair Value
Industrials - 4.2% (Continued)
PACCAR, Inc.	777,017	$54,398,960
Robert Half International, Inc.	292,460	16,278,324
W.W. Grainger, Inc.	131,068	38,946,856
Wabtec Corp.	127,915	9,191,972
		144,934,902
Information Technology - 3.5%
Cisco Systems, Inc.	760,923	37,597,205
Cree, Inc.	75,445	3,696,805
j2 Global, Inc.	334,304	30,361,489
Oracle Corp.	597,495	32,880,150
Western Union Co. (The)	791,363	18,335,881
		122,871,530
Materials - 0.8%
Ball Corp.	124,647	9,075,548
Silgan Holdings, Inc.	593,780	17,834,182
		26,909,730
Real Estate - 0.3%
VEREIT, Inc.	1,276,610	12,485,246

Utilities - 2.4%
Consolidated Edison, Inc.	868,692	82,065,333

Total Investments Sold Short - 27.1% (Proceeds $893,082,374)		$937,809,527

Percentages disclosed are based on total net assets of the Fund at September 30, 2019.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 100.0%	Shares	Fair Value
Communication Services - 12.8%
Alphabet, Inc., Class A (a)	2,585	$3,156,647
Baidu, Inc. - ADR (a)	4,933	506,915
Charter Communications, Inc., Class A (a)(b)	1,249	514,738
Facebook, Inc., Class A (a)	11,504	2,048,632
Fox Corp., Class B	5,856	184,698
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	49,025	2,038,950
Tencent Holdings Ltd. (HK)	15,500	648,334
Walt Disney Co. (The) (c)	4,506	587,222
Zynga, Inc., Class A (a)	60,496	352,087
		10,038,223
Consumer Discretionary - 12.2%
Advance Auto Parts, Inc. (c)	3,131	517,867
American Axle & Manufacturing Holdings, Inc. (a)(b)	13,583	111,652
Aptiv plc (b)	2,825	246,962
BorgWarner, Inc. (c)	8,480	311,046
EssilorLuxottica SA (FR)	4,173	601,708
Fiat Chrysler Automobiles NV	49,680	643,356
General Motors Co.	4,072	152,619
Hanesbrands, Inc. (b)	18,900	289,548
McDonald's Corp.	2,310	495,980
NVR, Inc. (a)	300	1,115,205
O'Reilly Automotive, Inc. (a)	1,018	405,683
Red Rock Resorts, Inc., Class A (c)	100,218	2,034,926
Starbucks Corp.	3,850	340,417
TJX Cos., Inc. (The)	3,522	196,316
Vail Resorts, Inc. (b)	9,400	2,139,064
		9,602,349
Consumer Staples - 3.1%
Cal-Maine Foods, Inc. (c)	30,000	1,198,650
Constellation Brands, Inc., Class A (b)	1,600	331,648
Seaboard Corp. (b)	205	896,875
		2,427,173
Financials - 15.3%
Banco Bilbao Vizcaya Argentaria SA (ES)	28,347	147,572
Bank of New York Mellon Corp. (The) (b)	18,238	824,540

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Fair Value
Financials - 15.3% (Continued)
Bank OZK (c)	57,660	$1,572,388
BankUnited, Inc. (c)	13,920	467,990
Cadence BanCorp (b)	21,718	380,934
Credit Suisse Group AG (SW) (a)	95,950	1,173,803
Discover Financial Services	5,581	452,563
Fairfax Financial Holdings Ltd. (CA)	1,161	511,774
Fairfax India Holdings Corp. (a)	73,607	879,898
First Republic Bank (b)	7,928	766,638
Julius Baer Group Ltd. (a) (SW)	23,506	1,041,134
Kasikornbank pcl - NVDR (TH)	17,100	87,467
KKR & Co., Inc., Class A (b)	11,833	317,716
Morgan Stanley (c)	10,537	449,614
Mr. Cooper Group, Inc. (a)	173,274	1,840,170
Noah Holdings Ltd. - ADR (a)	6,171	180,193
SCOR SE (FR)	1,000	41,291
SVB Financial Group (a)	4,220	881,769
		12,017,454
Health Care - 14.3%
Acorda Therapeutics, Inc. (a)(b)	126,774	363,841
Alder Biopharmaceuticals, Inc. (a)	16,173	305,023
Allergan plc	5,310	893,620
AMAG Pharmaceuticals, Inc. (a)(b)	11,260	130,053
Endo International plc (a)	439,407	1,410,496
Gilead Sciences, Inc. (b)	4,327	274,245
GlaxoSmithKline plc - ADR	16,580	707,634
Humana, Inc.	1,930	493,443
Ironwood Pharmaceuticals, Inc. (a)(b)	20,512	176,096
McKesson Corp.	3,475	474,894
Medtronic plc	4,550	494,221
Neurocrine Biosciences, Inc. (a)(b)	1,600	144,176
Option Health Care, Inc. (a)(b)	478,216	1,530,291
Perrigo Co. plc (c)	27,974	1,563,467
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	496,000	510,782
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	147,849	1,017,201
Thermo Fisher Scientific, Inc.	1,477	430,206

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Fair Value
Health Care - 14.3% (Continued)
WellCare Health Plans, Inc. (a)	1,385	$358,950
		11,278,639
Industrials - 20.2%
Aircastle Ltd. (b)(c)	20,000	448,600
Alaska Air Group, Inc. (b)	9,500	616,645
Bollore SA (FR)	202,402	838,206
Colfax Corp. (a)(b)	8,884	258,169
Copa Holdings SA, Class A (b)	11,112	1,097,310
Fastenal Co. (b)	7,000	228,690
Honeywell International, Inc.	2,367	400,496
Howden Joinery Group plc (GB)	67,500	464,587
Hub Group, Inc., Class A (a)(c)	59,230	2,754,195
Johnson Controls International plc	7,786	341,728
Kirby Corp. (a)(b)	10,180	836,389
Melrose Industries plc (GB) (c)	292,053	723,588
Milacron Holdings Corp. (a)	5,196	86,617
Sensata Technologies Holding plc (a)(c)	50,408	2,523,424
SPX FLOW, Inc. (a)	5,510	217,425
Stericycle, Inc. (a)(b)	25,230	1,284,964
United Airlines Holdings, Inc. (a)(c)	20,983	1,855,107
United Technologies Corp.	2,849	388,945
Welbilt, Inc. (a)(b)	13,800	232,668
WESCO International, Inc. (a)(b)	5,678	271,238
		15,868,991
Information Technology - 13.1%
Analog Devices, Inc.	4,868	543,902
Apple, Inc.	1,002	224,418
Avnet, Inc.	12,156	540,760
Cognizant Technology Solutions Corp., Class A (c)	37,854	2,281,271
Fidelity National Information Services, Inc.	3,508	465,722
Fiserv, Inc. (a)(b)	6,655	689,391
Microsoft Corp.	11,690	1,625,261
Sanmina Corp. (a)	44,948	1,443,280
TE Connectivity Ltd.	5,806	541,003
Texas Instruments, Inc.	7,881	1,018,540

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Fair Value
Information Technology - 13.1% (Continued)
WNS Holdings Ltd. - ADR (a)	15,924	$935,535
		10,309,083
Materials - 6.1%
Ashland Global Holdings, Inc.	12,200	940,010
Axalta Coating Systems Ltd. (a)(b)	26,354	794,573
LANXESS Group (DE) (d)	19,430	1,186,795
RPM International, Inc.	10,350	712,184
Sherwin-Williams Co. (The)	900	494,883
W.R. Grace & Co. (b)	10,050	670,938
		4,799,383
Real Estate - 2.7%
American Campus Communities, Inc. REIT	6,005	288,720
American Homes 4 Rent, Class A (b)	9,697	251,055
CubeSmart REIT (b)	7,681	268,067
Douglas Emmett, Inc.	3,250	139,198
iStar, Inc. REIT (b)	45,214	590,043
Mid-America Apartment Communities, Inc. REIT	2,225	289,272
Public Storage REIT (b)	1,086	266,363
		2,092,718
Utilities - 0.2%
UGI Corp. (b)	3,647	183,335

Total Common Stocks		$78,617,348

Corporate Bonds - 1.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.1%
Welltec A/S (e)	9.500%	12/01/22	$900,000	$882,000

Registered Investment Companies - 22.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (f)	5	$5

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Registered Investment Companies - 22.4% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.23% (f)(g)	17,645,152	$17,645,152
Total Registered Investment Companies		$17,645,157

Total Investment Securities - 123.5% (Cost $90,180,832)		$97,144,505

Segregated Cash With Custodian - 19.5%		15,334,259

Investments Sold Short - (20.6)% (Proceeds $14,775,102)		(16,197,513)

Liabilities in Excess of Other Assets - (22.4)%		(17,621,364)

Net Assets - 100.0%		$78,659,887

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $17,227,314.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2019 was $1,186,795, representing 1.5% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2019 was $882,000, representing 1.1% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $17,645,152.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

A/S - Aktieselskab

CA - Canadian Security

DE - German Security

ES - Spanish Security

FR - French Security

GB - British Security

HK - Hong Kong Security

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

pcl - Public Company Limited

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

SE - Societas Europaea

SW - Swiss Security

TH - Thai Security

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

September 30, 2019 (Unaudited)

Common Stocks - 20.6%	Shares	Fair Value
Communication Services - 0.5%
Cogent Communications Holdings, Inc.	6,035	$332,529
Omnicom Group, Inc.	714	55,906
		388,435
Consumer Discretionary - 6.8%
Best Buy Co., Inc.	2,105	145,224
Career Education Corp.	6,300	100,107
Cheesecake Factory, Inc. (The)	2,754	114,787
Dick's Sporting Goods, Inc.	9,015	367,902
Fossil Group, Inc.	22,680	283,727
Grand Canyon Education, Inc.	5,306	521,049
lululemon athletica, inc.	2,060	396,612
Pulte Homes, Inc.	14,760	539,478
Tesla, Inc.	7,957	1,916,603
Under Armour, Inc., Class A	30,844	615,029
Whirlpool Corp.	2,180	345,225
		5,345,743
Consumer Staples - 1.1%
Boston Beer Co., Inc., Class A	1,196	435,440
Brown-Forman Corp., Class B	3,500	219,730
Kroger Co. (The)	442	11,395
Walmart, Inc.	1,600	189,888
		856,453
Financials - 3.6%
Apollo Commercial Real Estate Finance, Inc.	9,728	186,486
Ares Commercial Real Estate Corp.	8,636	131,526
Bank of Hawaii Corp.	5,630	483,786
Cincinnati Financial Corp.	2,165	252,591
Commerce Bancshares, Inc.	6,680	405,142
First Financial Bankshares, Inc.	12,775	425,791
Granite Point Mortgage Trust, Inc.	6,608	123,834
Northwest Bancshares, Inc.	11,091	181,781
Starwood Property Trust, Inc.	2,411	58,394
TPG Real Estate Finance Trust, Inc.	1,301	25,812
Westamerica Bancorp.	8,908	553,899
		2,829,042

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 20.6% (Continued)	Shares	Fair Value
Health Care - 2.6%
Henry Schein, Inc.	5,100	$323,850
IDEXX Laboratories, Inc.	1,550	421,492
IQVIA Holdings, Inc.	2,500	373,450
Merck & Co., Inc.	3,901	328,386
Waters Corp.	2,575	574,817
		2,021,995
Industrials - 1.8%
Boeing Co. (The)	409	155,612
Cintas Corp.	504	135,122
Hawaiian Holdings, Inc.	10,528	276,465
Lennox International, Inc.	675	164,005
PACCAR, Inc.	4,113	287,951
Robert Half International, Inc.	2,532	140,931
W.W. Grainger, Inc.	917	272,487
		1,432,573
Information Technology - 2.8%
Amkor Technology, Inc.	14,765	134,362
Cisco Systems, Inc.	10,823	534,764
Cree, Inc.	3,430	168,070
j2 Global, Inc.	1,665	151,215
Oracle Corp.	11,086	610,063
Western Union Co. (The)	25,061	580,663
		2,179,137
Materials - 0.5%
Ball Corp.	2,110	153,629
Silgan Holdings, Inc.	8,305	249,441
		403,070
Real Estate - 0.3%
EastGroup Properties, Inc.	1,901	237,663
VEREIT, Inc.	5,590	54,670
		292,333
Utilities - 0.6%
Consolidated Edison, Inc.	4,750	448,732

Total Investments Sold Short - 20.6% (Proceeds $14,775,102)		$16,197,513

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Percentages disclosed are based on total net assets of the Fund at September 30, 2019.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Global Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 97.2%	Shares	Fair Value
Belgium - 2.8%
Anheuser-Busch InBev SA/NV	5,542	$527,527

China - 3.9%
Baidu, Inc. - ADR (a)	3,460	355,550
Shandong Weigao Group Medical Polymer Co. Ltd.	364,280	375,136
		730,686
France - 7.4%
EssilorLuxottica SA	3,877	559,028
Euronext NV	5,185	424,587
SCOR SE	9,576	395,400
		1,379,015
Germany - 2.3%
Fuchs Petrolub SE	11,826	429,554

Israel - 1.5%
Check Point Software Technologies Ltd. (a)	2,620	286,890

Japan - 1.8%
Seven & i Holdings Co. Ltd.	8,800	337,297

Korea (Republic of) - 3.2%
Samsung Electronics Co. Ltd.	14,440	589,999

Switzerland - 3.9%
Julius Baer Group Ltd. (a)	16,303	722,097

United Kingdom - 12.3%
Ashmore Group plc	32,252	200,667
Beazley plc	52,932	404,552
BT Group plc (b)	156,830	344,008
GlaxoSmithKline plc	27,287	584,912
Howden Joinery Group plc	108,711	748,232
		2,282,371

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 97.2% (Continued)	Shares	Fair Value
United States - 58.1%
Allergan plc	2,205	$371,079
Alphabet, Inc., Class C (a)	380	463,220
American International Group, Inc.	11,170	622,169
Bank OZK	18,163	495,305
Berkshire Hathaway, Inc., Class B (a)	3,339	694,579
BorgWarner, Inc.	20,736	760,596
Cimarex Energy Co.	4,119	197,465
Citigroup, Inc.	3,066	211,799
Copa Holdings SA, Class A	6,497	641,579
Discover Financial Services	2,122	172,073
Facebook, Inc., Class A (a)	1,902	338,708
Gilead Sciences, Inc.	5,975	378,695
Hub Group, Inc., Class A (a)	10,092	469,278
Johnson Controls International plc	8,962	393,342
Kirby Corp. (a)	4,731	388,699
KKR & Co., Inc., Class A	16,932	454,624
MetLife, Inc.	13,565	639,725
NVR, Inc. (a)	76	282,519
Philip Morris International, Inc.	6,807	516,856
Red Rock Resorts, Inc., Class A	38,271	777,093
Sanmina Corp. (a)	13,496	433,357
Sherwin-Williams Co. (The)	669	367,863
United Airlines Holdings, Inc. (a)	4,132	365,310
Vail Resorts, Inc.	1,598	363,641
		10,799,574

Total Common Stocks		$18,085,010

Registered Investment Companies - 3.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (c)	502,241	$502,292
State Street Navigator Securities Lending Portfolio I, 2.23% (c)(d)	55,700	55,700
Total Registered Investment Companies		$557,992

Total Investments at Value - 100.2% (Cost $18,411,593)		$18,643,002

Liabilities in Excess of Other Assets - (0.2)%		(39,757)

Net Assets - 100.0%		$18,603,245

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $55,667.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $55,700.

ADR - American Depositary Receipt.

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

SE - Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill International Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Common Stocks - 98.7%	Shares	Fair Value
Belgium - 3.8%
Anheuser-Busch InBev SA/NV	4,394	$418,252

Canada - 6.5%
Fairfax Financial Holdings Ltd.	765	337,216
Fairfax India Holdings Corp. (a)	31,371	375,009
		712,225
China - 7.7%
Baidu, Inc. - ADR (a)	2,459	252,687
Noah Holdings Ltd. - ADR (a)(b)	4,247	124,012
Shandong Weigao Group Medical Polymer Co. Ltd.	206,000	212,139
Tencent Holdings Ltd.	6,000	250,968
		839,806
France - 16.2%
Amundi SA	1,457	101,500
Bollore SA	52,763	218,507
EssilorLuxottica SA	1,779	256,515
Euronext NV	2,621	214,627
LVMH Moet Hennessy Louis Vuitton SE	354	140,464
Safran SA	1,394	219,503
Sanofi SA	2,056	190,468
SCOR SE	5,144	212,400
Vivendi SA	7,248	198,341
		1,752,325
Germany - 3.9%
Beiersdorf AG	842	99,284
Fuchs Petrolub SE	5,907	221,552
LANXESS Group	1,722	105,181
		426,017
India - 1.0%
HDFC Bank Ltd. - ADR	1,890	107,825

Israel - 2.5%
Check Point Software Technologies Ltd. (a)	2,522	276,159

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Fair Value
Japan - 6.7%
Astellas Pharma, Inc.	13,900	$198,848
KDDI Corp.	11,900	310,535
Seven & i Holdings Co. Ltd.	5,700	218,476
		727,859
Korea (Republic of) - 2.9%
Samsung Electronics - GDR	314	319,929

Mexico - 4.0%
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,990	243,801
Telesites SAB de CV (a)	283,146	187,247
		431,048
Netherlands - 2.9%
Unilever NV	5,181	311,130

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	36,276	188,849

Switzerland - 10.6%
Compagnie Financiere Richemont SA	1,967	144,157
Credit Suisse Group AG	20,981	256,671
Julius Baer Group Ltd.	7,002	310,134
Novartis AG - ADR	2,521	219,075
Roche Holdings AG	770	224,204
		1,154,241
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,574	119,640

Thailand - 2.4%
Kasikornbank pcl - NVDR	51,300	262,402

United Kingdom - 17.0%
Ashmore Group plc	15,534	96,650
Beazley plc	17,796	136,013
BT Group plc	124,136	272,294

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Fair Value
United Kingdom - 17.0% (Continued)
Diageo plc	8,053	$328,982
Fiat Chrysler Automobiles NV	10,876	140,844
GlaxoSmithKline plc	19,904	426,653
Howden Joinery Group plc	64,820	446,141
		1,847,577
United States - 7.8%
Copa Holdings SA, Class A	2,573	254,084
Liberty Media Corp. - Liberty Formula One, Series C (a)	5,494	228,495
Walt Disney Co. (The)	2,819	367,372
		849,951

Total Common Stocks		$10,745,235

Registered Investment Companies - 2.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (c)	120,972	$120,984
State Street Navigator Securities Lending Portfolio I, 2.23% (c)(d)	126,348	126,348
Total Registered Investment Companies		$247,332

Total Investments at Value - 101.0% (Cost $10,810,200)		$10,992,567

Liabilities in Excess of Other Assets - (1.0)%		(109,806)

Net Assets - 100.0%		$10,882,761

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $124,012.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $126,348.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

GDR - Global Depositary Receipt

NV - Naamloze Vennootschap

NVDR - Non-voting Depositary Receipt

pcl - Public Company Limited

plc - Public Limited Company

SA - Societe Anonyme

SAB de CV - Societe Anonima Bursatil de Capital Variable

SE - Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Corporate Credit - 5.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 2.7%
Bank of New York Mellon Corp. (The), Series MTN	1.950%	08/23/22	$500,000	$500,008
Capital One Financial Corp.	2.500%	05/12/20	500,000	500,888
Capital One NA	2.150%	09/06/22	750,000	749,364
Citibank NA	3.400%	07/23/21	500,000	512,137
Citigroup, Inc. (a)	2.350%	08/02/21	500,000	502,291
Citigroup, Inc.	2.900%	12/08/21	750,000	761,301
Cooperatieve Rabobank UA (b)	2.625%	07/22/24	1,500,000	1,518,601
DBS Group Holdings Ltd. (3MO LIBOR + 49) (b)(c)	2.592%	06/08/20	1,500,000	1,501,185
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	225,024
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	1,001,206
Goldman Sachs Group, Inc.	2.625%	04/25/21	2,930,000	2,947,723
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)(c)	3.377%	04/26/22	450,000	453,863
Huntington National Bank (3MO LIBOR + 51) (c)	2.644%	03/10/20	1,000,000	1,001,632
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	50,013
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,005,149
JPMorgan Chase & Co. (3MO LIBOR + 100) (c)	3.303%	01/15/23	400,000	403,120
KeyBank NA	3.350%	06/15/21	500,000	510,043
KeyBank NA	3.300%	02/01/22	500,000	514,259
Mizuho Financial Group	2.273%	09/13/21	500,000	499,673
Morgan Stanley	2.650%	01/27/20	486,000	486,864
Morgan Stanley (3MO LIBOR + 118) (c)	3.458%	01/20/22	1,000,000	1,009,688
National Australia Bank, New York	2.250%	01/10/20	500,000	500,298
Rabobank Nederland NY	2.250%	01/14/20	300,000	300,108
SunTrust Bank	3.525%	10/26/21	900,000	912,630
Wells Fargo & Co.	2.400%	01/15/20	1,750,000	1,751,547
				20,118,615
Basic Industry - 0.1%
PPG Industries, Inc.	2.400%	08/15/24	700,000	699,704

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 5.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	$100,000	$103,250
TransDigm, Inc. (a)	6.000%	07/15/22	250,000	253,750
Welbilt, Inc.	9.500%	02/15/24	100,000	107,000
Zekelman Industries, Inc. (b)	9.875%	06/15/23	200,000	210,750
				674,750
Communications - 0.4%
American Tower Corp.	2.250%	01/15/22	250,000	250,283
British Telecommunications plc	4.500%	12/04/23	500,000	537,784
Cogent Communications, Inc. (b)	5.625%	04/15/21	200,000	201,750
Comcast Corp.	3.450%	10/01/21	900,000	926,816
Crown Castle International Corp.	2.250%	09/01/21	425,000	425,336
Twenty-First Century Fox, Inc. (b)	4.030%	01/25/24	450,000	478,733
				2,820,702
Consumer Cyclical - 0.8%
CCM Merger, Inc. (b)	6.000%	03/15/22	200,000	205,000
Daimler Finance NA LLC (b)	1.750%	10/30/19	350,000	349,886
Fiat Chrysler Automobiles NV	4.500%	04/15/20	200,000	201,420
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	199,986
Ford Motor Credit Co. LLC	5.596%	01/07/22	750,000	787,991
Ford Motor Credit Co. LLC (a)	5.584%	03/18/24	250,000	265,902
General Motors Financial Co., Inc.	2.350%	10/04/19	1,000,000	1,000,000
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,255
General Motors Financial Co., Inc.	4.200%	11/06/21	950,000	980,061
Toyota Motor Credit Corp (3MO LIBOR + 54) (c)	2.843%	01/08/21	1,000,000	1,004,394
Toyota Motor Credit Corp. (a)	1.950%	04/17/20	425,000	425,031
Volkswagen AG (b)	3.875%	11/13/20	500,000	508,137
				5,953,063
Consumer Non-Cyclical - 0.2%
Amgen, Inc.	2.650%	05/11/22	860,000	871,177
Mondelēz International, Inc. (b)	1.625%	10/28/19	250,000	249,896
Zoetis, Inc.	3.250%	08/20/21	450,000	457,906
				1,578,979

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 5.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 0.2%
Sempra Energy	1.625%	10/07/19	$370,000	$369,965
Southern Power Co.	1.950%	12/15/19	250,000	249,903
WEC Energy Group, Inc.	3.375%	06/15/21	950,000	970,574
				1,590,442
Energy - 0.3%
Aker BP ASA (b)	6.000%	07/01/22	500,000	516,250
Aker BP ASA (b)	4.750%	06/15/24	500,000	522,250
Energen Corp.	4.625%	09/01/21	100,000	102,875
Energy Transfer Operating LP	4.500%	04/15/24	925,000	985,658
Welltec A/S (b)	9.500%	12/01/22	200,000	196,000
				2,323,033
Finance Companies - 0.1%
Credit Acceptance Corp.	6.125%	02/15/21	200,000	200,500
Credit Acceptance Corp.	7.375%	03/15/23	200,000	207,500
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	350,000	350,875
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	100,000	100,000
				858,875
Insurance - 0.5%
Jackson National Life Global Funding (3MO LIBOR + 48) (b)(c)	2.618%	06/11/21	950,000	952,298
Jackson National Life Global Funding (b)	2.100%	10/25/21	200,000	199,412
Met Life Global Funding I (3MO LIBOR + 40) (b)(c)	2.532%	06/12/20	1,000,000	1,002,227
Met Life Global Funding I (b)	3.375%	01/11/22	500,000	514,394
New York Life Global Funding (b)	1.500%	10/24/19	500,000	499,845
Principal Life Global Funding II (b)	2.375%	11/21/21	400,000	401,214
				3,569,390
Leisure - 0.1%
Jack Ohio Finance, LLC (b)	6.750%	11/15/21	750,000	765,937

Services - 0.1%
Stericycle, Inc. (b)	5.375%	07/15/24	500,000	513,750

Technology - 0.1%
Dell International LLC (b)	4.000%	07/15/24	500,000	522,986

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 5.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$68,580	$69,457
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	139,669	147,017
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	81,130	84,642
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	115,752	122,373
				423,489

Total Corporate Credit				$42,413,715

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 9.2%
Access Point Financial, Inc., Series 2017-A, Class C (b)	5.820%	04/15/29	$4,750,000	$4,879,090
Access Point Financial, Inc., Series 2017-A, Class D (b)	6.000%	04/15/29	5,000,000	5,135,063
BXG Receivables Note Trust, Series 2012-A, Class B (b)	3.990%	12/02/27	359,497	359,507
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (b)	4.800%	11/15/23	2,000,000	2,053,790
Diamond Resorts Owner Trust, Series 2019-1A, Class B (b)	3.530%	02/20/32	1,231,026	1,231,294
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (b)	4.050%	09/25/24	5,000,000	5,000,000
Gold Key Resorts LLC, Series 2014-A, Class A (b)	3.220%	03/17/31	144,071	144,103
Helios Issuer LLC, Series 2019-AA, Class A (b)	3.750%	06/20/46	2,196,476	2,222,450
Hero Funding Trust, Series 2016-3B, Class B (b)	5.240%	09/20/42	280,254	285,429
Hero Funding Trust, Series 2016-1R, Class A1 (b)	4.500%	09/21/42	471,862	478,246
Hero Funding Trust, Series 2016-4B, Class B (b)	4.990%	09/20/47	847,624	861,110
Kabbage Funding LLC, Series 2019-1, Class A (b)	3.825%	03/15/24	4,500,000	4,549,156
Kabbage Funding LLC, Series 2019-1, Class C (b)	4.611%	03/15/24	2,400,000	2,427,902
Kabbage Funding LLC, Series 2019-1, Class D (b)	5.688%	03/15/24	1,550,000	1,572,724
LTCG Securitization, Series 2018-A, Class A (b)	4.590%	06/15/48	1,518,908	1,533,116
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.500%	01/18/22	541,678	542,186
Mosaic Solar Loans LLC, Series 2017-2A, Class A (b)	3.820%	06/22/43	1,741,542	1,778,879
Mosaic Solar Loans LLC, Series 2017-2A, Class B (b)	4.770%	06/22/43	866,816	892,195
Mosaic Solar Loans LLC, Series 2017-2A, Class D (PO) (b)	0.000%	06/22/43	2,871,087	2,673,183
Nationstar HECM Loan Trust, Series 2019-1A, Class A (b)	2.651%	06/25/29	1,171,062	1,172,867

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 9.2% (Continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (b)(c)	5.018%	02/25/44	$2,508,918	$2,504,303
NFAS LLC, Series 2019-1, Class A (b)	4.172%	08/15/24	3,000,000	3,046,354
Ocwen Master Advance Receivables, Series 19-T1, Class DT1 (b)	3.107%	08/15/50	1,350,000	1,353,322
Ocwen Master Advance Receivables, Series 19-T1, Class ET1 (b)	4.436%	08/15/50	1,250,000	1,252,988
Ocwen Master Advance Receivables, Series 19-T2, Class ET2 (b)	4.322%	08/15/51	1,700,000	1,704,121
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (b)	4.020%	04/18/22	1,400,000	1,408,147
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (b)(c)	4.868%	02/25/23	2,000,000	2,001,191
Renew Financial LLC, Series 2017-1A, Class B (b)(c)	5.750%	09/20/52	1,032,147	1,030,364
Small Business Lending Trust, Series 2019-A, Class A (b)	2.850%	07/15/26	2,250,000	2,247,117
Small Business Lending Trust, Series 2019-A, Class C (b)	4.310%	07/15/26	1,200,000	1,201,865
Small Business Lending Trust, Series 2019-A, Class D (b)	6.300%	07/15/26	1,500,000	1,508,273
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (b)	3.590%	11/15/49	557,143	556,998
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.500%	10/17/50	856,000	867,399
TES LLC, Series 2017-1A, Class B (b)	7.740%	10/20/47	2,000,000	1,987,021
Westgate Resorts, Series 2016-1A, Class A (b)	3.500%	12/20/28	801,633	804,616
Westgate Resorts, Series 2018-1A, Class B (b)	3.580%	12/20/31	1,442,841	1,458,714
Westgate Resorts, Series 2018-1A, Class C (b)	4.100%	12/20/31	3,443,144	3,479,200
				68,204,283
Agency CMBS - 0.0% (d)
FNMA, Pool #FN AE0834 (c)	3.977%	01/01/21	116,945	119,544

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.4%
FHLMC, Series 2814, Class PH	6.000%	06/15/34	$252,995	$288,977
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (c)	2.477%	05/15/35	477,319	472,801
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (c)	2.428%	03/15/36	460,967	461,333
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	3.128%	11/15/37	942,659	961,604
FHLMC, Series 4085, Class FB (1MO LIBOR+40) (c)	2.428%	01/15/39	473,334	475,640
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (c)	2.428%	04/15/39	230,503	231,612
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (c)	2.477%	01/15/41	450,758	451,898
FHLMC, Series 3891, Class JF (1MO LIBOR + 55) (c)	2.577%	06/15/41	804,463	809,615
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (c)	2.527%	07/15/41	452,116	450,605
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (c)	2.428%	07/15/43	425,255	424,507
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	32,317	34,659
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	82,106	82,449
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	273,359	311,489
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	83,033	93,448
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	217,560	245,221
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	2.668%	07/25/36	1,086,259	1,095,716
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (c)	2.398%	11/25/36	433,056	433,275
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	369,567	399,444
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (c)	2.518%	12/25/40	457,098	458,961
FNMA, Series 2011-86, Class KF (1MO LIBOR +55) (c)	2.568%	09/25/41	656,717	659,574
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (c)	2.418%	02/25/42	303,867	304,309

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.4% (Continued)
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (c)	2.538%	04/25/42	$288,144	$289,824
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (c)	2.577%	12/16/26	266,230	267,601
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (c)	2.344%	04/20/37	627,424	625,997
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (c)	2.544%	02/20/38	570,130	573,276
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	9,956	9,983
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (c)	2.344%	12/20/42	324,342	323,084
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (c)	2.743%	10/20/62	744,603	745,340
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (c)	2.758%	10/20/62	622,314	624,604
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (c)	2.428%	06/20/63	245,176	244,758
GNMA, Series 2015-H09, Class FA (1MO LIBOR + 62) (c)	2.848%	04/20/65	667,017	666,867
GNMA, Series 2015-H15, Class FC (1MO LIBOR + 58) (c)	2.809%	06/20/65	1,285,244	1,282,900
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	3.130%	05/20/66	126,701	127,083
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (c)	2.449%	04/20/67	2,479,528	2,475,708
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	101,917	113,182
				17,517,344

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.9%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$993,022	$24,930
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	679,356	15,602
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (c)	4.723%	10/15/26	320,865	34,944
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (c)	4.573%	05/15/36	1,068,894	171,094
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	627,560	38,612
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	4,953,641	474,638
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	418,091	386,711
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	955,595	193,577
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	13,625,020	700,499
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (c)	4.532%	05/25/40	1,092,521	134,193
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	560,871	37,389
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	1,341,576	133,780
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,561,924	253,460
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	4,345,709	251,125
GNMA, Series 2010-H01, Class CI (IO) (c)	2.177%	01/20/60	1,939,075	184,167
GNMA, Series 2012-H02, Class AI (IO) (c)	1.834%	01/20/62	2,752,739	132,627
GNMA, Series 2013-H13, Class T1 (IO) (c)	0.539%	05/20/63	39,556,660	579,351
GNMA, Series 2016-H20, Class GI (IO) (c)	0.353%	08/20/66	43,933,396	453,063
GNMA, Series BC-H066, Class DI (IO) (c)	1.836%	04/20/67	13,409,414	209,617
GNMA, Series 2017-H22, Class ID (IO) (c)	1.831%	11/20/67	2,538,103	50,620
GNMA, Series 2018-H08, Class NI (IO) (c)	0.395%	05/20/68	22,084,276	539,468
GNMA, Series 2019-H04, Class IO (IO) (c)	1.495%	03/20/69	54,484,295	1,678,084
				6,677,551

Agency MBS Passthrough - 0.1%
FHLMC, Pool #FG G60257	5.500%	06/01/41	879,945	993,246

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 18.4%
ACC Trust, Series 2018-1, Class A (b)	3.700%	12/21/20	$323,662	$324,066
ACC Trust, Series 2019-1, Class A (b)	3.750%	05/20/22	1,027,799	1,036,825
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (b)	3.540%	03/13/23	1,290,000	1,301,221
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (b)	5.440%	03/13/24	2,900,000	2,971,454
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (b)	4.140%	10/15/24	3,900,000	3,994,791
American Credit Acceptance Recievables Trust, Series 2019-3, Class F (b)	5.420%	05/12/26	1,000,000	1,001,316
Bank of the West Auto Trust, Series 2017-1, Class B (b)	2.620%	11/15/23	400,000	401,716
California Republic Auto Receivables Trust, Series 2015-4, Class C (b)	4.230%	09/15/22	85,000	85,185
CarNow Auto Receivables Trust, Series 2018-1A, Class A (b)	3.610%	10/15/21	1,837,311	1,842,372
CarNow Auto Receivables Trust, Series 2018-1A, Class B (b)	4.260%	09/15/23	5,000,000	5,065,855
CarNow Auto Receivables Trust, Series 2017-1A, Class C (b)	5.750%	10/16/23	4,000,000	4,057,584
CarNow Auto Receivables Trust, Series 2019-1A, Class C (b)	3.360%	06/17/24	4,500,000	4,495,281
Carvana Auto Receivable Trust, Series 2019-3A, Class A2 (b)	2.420%	04/15/22	4,200,000	4,202,604
Carvana Auto Receivable Trust, Series 2019-2A, Class D (b)	3.280%	01/15/25	4,300,000	4,345,059
Carvana Auto Receivable Trust, Series 2019-3A, Class D (b)	3.040%	04/15/25	2,190,000	2,193,942
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (b)	3.040%	04/15/30	3,569,116	3,607,913
CIG Auto Receivables Trust, Series 2017-1A, Class C (b)	5.330%	12/16/24	1,600,000	1,610,759
CPS Auto Trust, Series 2014-C, Class C (b)	3.770%	08/17/20	468,681	468,740
CPS Auto Trust, Series 2016-A, Class E (b)	7.650%	12/15/21	5,500,000	5,790,703
CPS Auto Trust, Series 2018-C, Class D (b)	4.400%	06/17/24	850,000	879,500
CPS Auto Trust, Series 2019-A, Class D (b)	4.350%	12/16/24	1,400,000	1,454,424

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 18.4% (Continued)
CPS Auto Trust, Series 2019-B, Class D (b)	3.690%	03/17/25	$4,900,000	$4,994,722
Drive Auto Receivables Trust, Series 2016-CA, Class D (b)	4.180%	03/15/24	1,403,000	1,424,318
Exeter Automobile Receivables Trust, Series 2016-3A, Class D (b)	6.400%	07/17/23	3,750,000	3,925,862
Flagship Credit Auto Trust, Series 2015-2, Class D (b)	5.980%	08/15/22	2,140,000	2,171,773
Flagship Credit Auto Trust, Series 2015-3, Class D (b)	7.120%	11/15/22	2,500,000	2,588,581
GLS Auto Receivables Trust, Series 2019-3A, Class C (b)	2.960%	05/15/25	4,500,000	4,502,315
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (b)	5.800%	04/10/31	900,000	910,380
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (b)	5.550%	05/10/32	2,750,000	2,832,634
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (b)	4.620%	01/10/33	3,400,000	3,424,973
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (b)(c)	3.568%	09/25/23	2,191,000	2,193,564
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (b)(c)	3.468%	05/28/24	1,200,000	1,199,199
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (b)(c)	2.835%	02/15/23	4,175,000	4,183,153
NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A1 (1MO LIBOR + 65) (b)(c)	2.845%	02/15/24	2,000,000	2,000,044
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class D (b)	3.420%	10/15/24	1,500,000	1,510,765
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (b)	4.740%	11/14/25	3,050,000	3,099,260
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	2.699%	11/10/20	42,994	42,996
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.539%	04/12/21	1,342,868	1,343,237

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 18.4% (Continued)
OSCAR US Funding Trust, Series 2017-1A, Class A3 (b)(c)	2.820%	06/10/21	$1,532,669	$1,534,293
OSCAR US Funding Trust, Series 2018-2A, Class A2A (b)	3.150%	08/10/21	1,699,250	1,703,555
OSCAR US Funding Trust, Series 2015-1A, Class A4 (b)	2.440%	06/15/22	304,437	304,434
OSCAR US Funding Trust, Series 2019-2A, Class A2 (b)	2.490%	08/10/22	1,000,000	1,002,002
Prestige Auto Receivables Trust, Series 2016-1A, Class D (b)	5.150%	11/15/21	400,000	407,399
Skopos Auto Receivables Trust, Series 2019-1A, Class A (b)	2.900%	12/15/22	3,000,000	3,000,102
Skopos Auto Receivables Trust, Series 2018-1A, Class C (b)(c)	4.770%	04/17/23	3,000,000	3,041,717
Skopos Auto Receivables Trust, Series 2019-1A, Class B (b)	3.430%	09/15/23	6,000,000	5,999,419
Skopos Auto Receivables Trust, Series 2019-1A, Class D (b)	6.070%	04/15/25	680,000	679,894
Tesla Auto Lease Trust, Series 2018-A, Class E (b)(c)	4.940%	03/22/21	7,350,000	7,415,085
Tesla Auto Lease Trust, Series 2018-B, Class D (b)	5.290%	11/22/21	3,550,000	3,659,866
Tesla Auto Lease Trust, Series 2018-B, Class E (b)	7.870%	06/20/22	2,000,000	2,078,625
United Auto Credit Securitization Trust, Series 2017-1, Class E (b)	5.090%	03/10/23	2,350,000	2,361,746
United Auto Credit Securitization Trust, Series 2018-2, Class D (b)	4.260%	05/10/23	2,800,000	2,841,760
United Auto Credit Securitization Trust, Series 2019-1, Class D (b)	3.470%	08/12/24	4,500,000	4,537,301
Veros Auto Receivables Trust, Series 2017-1, Class A (b)	2.840%	04/17/23	225,956	225,938
Veros Auto Receivables Trust, Series 2018-1, Class A (b)	3.630%	05/15/23	1,402,085	1,405,867
				135,678,089

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0%
Avant Loans Funding Trust, Series 2019-A, Class A (b)	3.480%	07/15/22	$3,566,354	$3,579,541
Consumer Lending Receivables Trust, Series 2019-A, Class CERT (b)	0.000%		150,000	3,949,710
Consumer Lending Receivables Trust, Series 2019-A, Class A (b)	3.520%	04/15/26	1,318,802	1,325,651
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (b)	3.560%	09/15/23	2,421,357	2,423,187
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (b)	5.020%	09/15/23	2,000,000	2,020,891
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (b)(c)	4.870%	01/16/24	4,195,320	4,220,114
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (b)(c)	4.740%	05/15/24	1,626,803	1,638,314
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (b)	3.820%	01/15/26	1,771,688	1,787,632
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (b)	2.940%	07/15/26	1,283,388	1,287,490
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B (b)	3.280%	07/15/26	2,650,000	2,666,547
Freedom Financial, Series 2018-1, Class A (b)	3.610%	07/18/24	2,138,584	2,148,524
Freedom Financial, Series 2018-1, Class B (b)	4.560%	07/18/24	5,400,000	5,510,184
Freedom Financial, Series 2018-2, Class A (b)	3.990%	10/20/25	3,049,280	3,071,602
Freedom Financial, Series 2018-2, Class B (b)	4.610%	10/20/25	6,450,000	6,626,656
Freedom Financial, Series 2018-2, Class C (b)	5.880%	10/20/25	3,000,000	3,080,009
Freedom Financial, Series 2019-1, Class A (b)	3.420%	06/18/26	2,120,768	2,132,085
Freedom Financial, Series 2019-1, Class B (b)	3.870%	06/18/26	3,300,000	3,354,278
Freedom Financial, Series 2019-1, Class C (b)	5.390%	06/18/26	3,500,000	3,585,709
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (b)	3.154%	08/15/25	6,940,365	6,937,711
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (b)	3.613%	08/15/25	1,500,000	1,497,072
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (b)	4.504%	08/15/25	2,000,000	1,994,941
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b)(c)	2.920%	12/20/29	400,000	400,959

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0% (Continued)
Mariner Finance Issuance Trust, Series 2017-BA, Class C (b)	4.570%	12/20/29	$10,150,000	$10,283,502
Mariner Finance Issuance Trust, Series 2018-AA, Class C (b)	5.110%	11/20/30	2,750,000	2,850,431
Mariner Finance Issuance Trust, Series 2018-AA, Class D (b)	6.570%	11/20/30	4,725,000	4,907,270
Marlette Funding Trust, Series 2017-1A, Class B (b)	4.114%	03/15/24	753,674	754,575
Marlette Funding Trust, Series 2017-2A, Class B (b)	3.190%	07/15/24	464,801	465,124
Marlette Funding Trust, Series 2018-1A, Class C (b)	3.690%	03/15/28	814,000	820,928
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (b)(c)	3.883%	12/25/44	4,000,000	4,000,000
Oportun Funding LLC, Series 2018-C, Class D (b)	6.790%	10/08/24	3,972,000	4,047,621
Oportun Funding LLC, Series 2018-D, Class B (b)	4.830%	12/09/24	2,900,000	2,970,718
Oportun Funding LLC, Series 2018-D, Class D (b)	7.170%	12/09/24	2,000,000	2,030,527
Oportun Funding VI LLC, Series 2017-A, Class B (b)	3.970%	06/08/23	2,500,000	2,501,509
Oportun Funding VII LLC, Series 2017-B, Class B (b)	4.260%	10/10/23	2,500,000	2,519,874
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (b)	3.540%	04/15/25	710,847	713,675
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (b)	4.030%	04/15/25	1,750,000	1,772,566
Prosper Marketplace Issuance Trust, Series 2019-3A, Class A (b)	3.190%	07/15/25	4,465,758	4,488,163
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (b)	3.590%	07/15/25	7,600,000	7,658,830
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (b)	0.000%	07/15/25	81,061,702	3,980,130
Purchasing Power Funding, Series 2018-A, Class B (b)	3.580%	08/15/22	3,000,000	3,005,863
Purchasing Power Funding, Series 2018-A, Class C (b)	3.780%	08/15/22	1,400,000	1,402,438

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.0% (Continued)
Purchasing Power Funding, Series 2018-A, Class D (b)	4.660%	08/15/22	$1,000,000	$1,001,488
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (b)	4.000%	07/15/25	5,282,831	5,282,831
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (b)	3.750%	11/15/25	3,000,000	3,007,045
Upgrade Receivables Trust, Series 2018-1A, Class A (b)	3.760%	11/15/24	2,637,335	2,645,789
Upgrade Receivables Trust, Series 2019-1A, Class A (b)	3.480%	03/15/25	1,716,136	1,722,373
Upgrade Receivables Trust, Series 2019-1A, Class B (b)	4.090%	03/15/25	2,650,000	2,681,044
Upstart Securitization Trust, Series 2017-1, Class B (b)	3.802%	06/20/24	297,224	297,378
Upstart Securitization Trust, Series 2018-1, Class B (b)	3.887%	08/20/25	3,681,523	3,686,855
Upstart Securitization Trust, Series 2019-1, Class B (b)	4.190%	04/20/26	2,900,000	2,938,389
Upstart Securitization Trust, Series 2019-2, Class A (b)	2.897%	09/20/29	5,089,778	5,100,558
Upstart Securitization Trust, Series 2019-2, Class B (b)	3.734%	09/20/29	9,050,000	9,099,457
Upstart Securitization Trust, Series 2019-2, Class C (b)	4.783%	09/20/29	5,587,000	5,631,709
				169,507,467

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Card - 3.5%
Continental Credit Card LLC, Series 2019-1A, Class A (b)	3.830%	08/15/26	$5,000,000	$5,010,248
Continental Credit Card LLC, Series 2019-1A, Class B (b)	4.950%	08/15/26	2,600,000	2,621,471
Fortiva Retail Credit Master Note, Series 2018-1, Class A (b)	5.540%	11/15/23	10,850,000	11,100,855
Fortiva Retail Credit Master Note, Series 2018-1, Class C (b)	7.730%	11/15/23	2,750,000	2,846,813
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (b)	4.680%	08/20/23	1,200,000	1,225,134
Genesis Sales Finance Master Trust, Series 2019-AA, Class C (b)	6.880%	08/20/23	1,700,000	1,730,087
Genesis Sales Finance Master Trust, Series 2019-AA, Class D (b)	9.540%	08/20/23	1,000,000	1,023,734
				25,558,342

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 5.7%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (b)(c)	6.790%	10/10/24	$900,000	$914,646
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (b)	2.210%	11/20/21	38,576	38,568
Business Jet Securities LLC, Series 2018-1, Class A (b)(c)	4.335%	02/15/33	5,475,006	5,528,608
Business Jet Securities LLC, Series 2018-1, Class B (b)(c)	6.048%	02/15/33	1,053,300	1,078,992
Business Jet Securities LLC, Series 2018-2, Class A (b)	4.447%	06/15/33	4,085,399	4,157,503
Business Jet Securities LLC, Series 2018-2, Class B (b)	5.437%	06/15/33	4,828,159	4,907,796
Business Jet Securities LLC, Pool #2019-1, Series 2019-1, Class B (b)	5.193%	07/15/34	1,216,750	1,232,784
Business Jet Securities LLC, Pool #2019-1, Class C (b)	6.948%	07/15/34	6,750,800	6,771,985
CAL Funding Ltd., Series 2018-2A, Class B (b)	5.220%	09/25/43	3,600,000	3,701,589
CCG Receivables Trust, Series 2018-2, Class C (b)	3.870%	12/15/25	2,395,000	2,468,666
CLI Funding LLC, Series 2017-1A, Class A (b)	3.620%	05/18/42	2,847,249	2,854,349
Global SC Finance II SRL, Series 2013-1A, Class A (b)	2.980%	04/17/28	447,917	447,862
Global SC Finance SRL, Series 2014-1A, Class A2 (b)	3.090%	07/17/29	1,087,500	1,088,279
HPEFS Equipment Trust, Series 2019-1A, Class A2 (b)	2.190%	09/20/29	1,475,000	1,474,891
HPEFS Equipment Trust, Series 2019-1A, Class D (b)	2.720%	09/20/29	1,475,000	1,483,444
SCF Equipment Trust LLC, Series 2017-1A, Class A (b)	3.770%	01/20/23	2,519,045	2,543,536
TAL Advantage LLC, Series 2014-3A, Class A (b)	3.270%	11/21/39	1,234,833	1,237,759
				41,931,257

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 13.0%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (b)(c)	2.878%	03/15/36	$1,823,263	$1,824,189
A10 Securitization, Series 2017-1A, Class C (b)	4.050%	03/15/36	5,750,000	5,831,190
A10 Securitization, Series 2017-1A, Class D (b)	4.700%	03/15/36	3,250,000	3,276,130
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR + 165) (b)(c)(e)	3.678%	02/14/35	900,000	899,712
B2R Mortgage Trust, Series 2015-2, Class A (b)	3.336%	11/15/48	74,274	74,334
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.545%	08/15/32	4,750,000	4,791,059
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (b)(c)	3.045%	01/15/33	2,452,328	2,444,995
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (b)(c)	7.761%	11/15/33	3,886,941	3,886,421
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (b)(c)	4.600%	08/01/21	4,000,000	4,004,822
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (b)(c)	3.115%	09/15/20	5,353,585	5,348,673
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (b)(c)	4.277%	11/15/36	4,900,000	4,906,105
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (b)(c)(e)	3.525%	04/15/36	3,900,000	3,903,705
FREMF Mortgage Trust, Series 2019-K735, Class B (b)	4.157%	05/25/26	750,000	793,351
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (b)(c)	4.777%	11/15/35	5,900,000	5,914,709
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (b)(c)	3.982%	12/17/36	3,000,000	3,002,893
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (b)(c)	3.132%	03/17/37	1,700,000	1,680,823
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (b)(c)	4.182%	03/17/37	2,599,645	2,599,637
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (b)(c)	4.195%	06/17/37	3,500,000	3,505,477

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 13.0% (Continued)
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (b)(c)	3.675%	07/17/37	$2,850,000	$2,849,993
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (b)(c)	4.025%	07/17/37	3,500,000	3,505,604
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (b)(c)(e)	3.125%	06/15/36	3,500,000	3,506,580
PFP III, Series 2019-5, Class AS (1MO LIBOR + 142) (b)(c)(e)	3.448%	04/14/36	1,747,000	1,749,166
Progress Residential Trust, Series 2015-SFR3, Class A (b)	3.067%	11/12/32	98,694	98,475
Progress Residential Trust, Series 2015-SFR3, Class D (b)	4.673%	11/12/32	135,000	135,042
Progress Residential Trust, Series 2019-SFR3, Class E (b)	3.369%	09/17/36	5,500,000	5,488,513
Progress Residential Trust, Series 2019-SFR3, Class F (b)	3.867%	09/17/36	2,000,000	1,991,457
ReadyCap Commercial Mortgage Trust, Series 2019-FL3, Class A (1MO LIBOR + 100) (b)(c)(e)	3.018%	03/25/34	1,500,000	1,496,759
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (b)(c)(e)	4.718%	06/25/35	6,600,000	6,581,117
Shelter Growth, Series 2019-FL2, Class AS (1MO LIBOR + 145) (b)(c)(e)	3.477%	05/15/36	3,900,000	3,902,379
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (b)(c)(e)	2.945%	10/15/35	3,620,670	3,615,004
VMC Finance LLC, Series 2019-FL3, Class AS (1MO LIBOR + 140) (b)(c)(e)	0.000%	09/15/36	1,500,000	1,500,000
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (b)(c)	5.839%	02/15/44	665,000	681,495
				95,789,809

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 5.6%
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (b)	4.703%	07/25/22	$4,500,000	$4,505,860
Antler Mortgage Trust, Series 2018-RTL1, Class M (b)	7.385%	05/25/23	2,000,000	2,023,761
Arroyo Mortgage Trust, Series 2018-1, Class A1 (b)	3.763%	04/25/48	2,436,724	2,480,817
Arroyo Mortgage Trust, Series 2019-2, Class M1 (b)	4.760%	04/25/49	1,900,000	1,961,455
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (b)	4.580%	06/25/48	4,101,289	4,097,784
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (b)	5.875%	06/25/48	2,800,000	2,853,228
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	4.549%	08/25/34	7,784	7,741
COLT Funding LLC, Series 2019-1, Class A1 (b)	3.705%	03/25/49	1,196,210	1,213,031
Finance of America Structured Securities, Series 2018-HB1, Class M3 (b)	4.392%	09/25/28	2,750,000	2,747,634
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (b)	4.948%	10/25/23	4,544,000	4,599,709
LHFC Depositor LLC, Series 2019-RLT1, Class M (b)	6.899%	10/25/23	2,750,000	2,748,400
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (b)	4.155%	11/25/28	9,900,000	9,972,854
RiverView HECM Trust, Series 2007-1, Class A (TREASURY 1Y + 50) (b)(c)	2.980%	05/25/47	126,749	97,220
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (b)	4.448%	11/25/28	1,900,000	1,901,683
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	4.835%	09/25/33	136,959	140,549
				41,351,726

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 83.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.7%
College Ave Student Loans, Series 2018-A, Class B (b)(c)	4.750%	12/26/47	$1,900,000	$2,017,464
College Ave Student Loans, Series 2018-A, Class C (b)(c)	5.500%	12/26/47	900,000	961,232
College Ave Student Loans, Series 2019-A, Class C (b)	4.460%	12/28/48	4,000,000	4,055,614
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	625,254	623,386
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (b)	2.680%	07/25/35	266,486	267,093
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (b)(c)	3.868%	10/27/36	930,908	941,216
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	209,238
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (b)	3.000%	10/25/48	2,290,000	2,300,875
Social Professional Loan Program, Series 2016-D, Class A1 (1MO LIBOR + 95) (b)(c)	2.968%	01/25/39	540,843	543,592
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.368%	02/25/42	568,744	568,150
				12,487,860

Total Securitized				$615,816,518

Treasury - 6.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (a)	1.625%	12/31/19	$10,000,000	$9,991,797
U.S. Treasury Notes (a)	1.375%	01/31/20	12,000,000	11,978,437
U.S. Treasury Notes	1.500%	04/15/20	12,000,000	11,976,563
U.S. Treasury Notes (a)	1.375%	08/31/20	14,000,000	13,939,844
Total Treasury				$47,886,641

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Registered Investment Companies - 9.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (f)	43,246,054	$43,250,378
State Street Navigator Securities Lending Portfolio I, 2.23% (f)(g)	23,965,550	23,965,550
Total Registered Investment Companies		$67,215,928

Total Investment Securities - 104.9% (Cost $769,103,263)		$773,332,802

Liabilities in Excess of Other Assets - (4.9)%		(35,763,024)

Net Assets - 100.0%		$737,569,778

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $37,784,325.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2019 was $601,981,807, representing 81.6% of net assets.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2019 was $27,154,422, representing 3.7% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $23,965,550. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $14,698,200.

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

A/S - Aktieselskab

IO - Interest Only

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennotschap

plc - Public Limited Company

PO - Principal Only

UA - Uitgesloten Aansprakelijkheid

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Corporate Credit - 14.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7%
Bank of America Corp.	2.881%	04/24/23	$100,000	$101,506
Bank of America Corp.	3.458%	03/15/25	425,000	443,436
Bank of America Corp. (a)	3.824%	01/20/28	100,000	107,467
Bank of New York Mellon Corp. (The), Series MTN (b)	1.950%	08/23/22	175,000	175,003
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	103,098
Canadian Imperial Bank of Commerce (b)	2.606%	07/22/23	100,000	100,580
Capital One Financial Corp.	3.750%	07/28/26	100,000	104,004
Capital One NA	2.150%	09/06/22	250,000	249,788
Citigroup, Inc.	3.352%	04/24/25	200,000	207,222
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	104,468
Citigroup, Inc. (3MO LIBOR + 125) (a)	3.569%	07/01/26	100,000	101,473
Citigroup, Inc. (b)	4.125%	07/25/28	150,000	161,492
Citizens Financial Group	2.850%	07/27/26	225,000	227,266
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	252,362
Cooperatieve Rabobank UA (c)	2.625%	07/22/24	250,000	253,100
Discover Financial Services	4.100%	02/09/27	100,000	106,428
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	25,003
Goldman Sachs Group, Inc.	2.625%	04/25/21	50,000	50,302
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)(b)	3.377%	04/26/22	50,000	50,429
Goldman Sachs Group, Inc. (b)	3.500%	01/23/25	80,000	83,466
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	364,071
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	100,545
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	126,226
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	100,027
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	3.303%	01/15/23	100,000	100,780
JPMorgan Chase & Co.	4.023%	12/05/24	200,000	213,345
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	107,120
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	105,699
JPMorgan Chase & Co. (b)	2.739%	10/15/30	100,000	99,390
Key Bank NA	2.500%	11/22/21	250,000	251,567
KeyCorp	2.550%	10/01/29	385,000	375,912
Morgan Stanley	3.737%	04/24/24	100,000	104,431
Morgan Stanley	3.700%	10/23/24	100,000	105,939
Morgan Stanley	3.125%	07/27/26	100,000	102,988

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 14.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7% (Continued)
Morgan Stanley	3.625%	01/20/27	$100,000	$105,678
PNC Financial Services	2.600%	07/23/26	250,000	253,117
Regions Financial Corp.	2.750%	08/14/22	250,000	253,837
SunTrust Bank	3.525%	10/26/21	100,000	101,403
US Bancorp	2.400%	07/30/24	350,000	354,283
Wells Fargo & Co.	2.400%	01/15/20	250,000	250,221
Wells Fargo & Co.	3.550%	09/29/25	100,000	105,794
				6,690,266
Basic Industry - 0.4%
FMC Corp.	3.450%	10/01/29	300,000	303,693
PPG Industries, Inc.	2.400%	08/15/24	110,000	109,954
				413,647
Brokerage Asset Managers Exchanges - 0.1%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	106,376

Capital Goods - 0.4%
General Electric Capital Corp.	6.750%	03/15/32	100,000	125,779
L3 Harris Technologies, Inc. (c)	3.850%	12/15/26	50,000	53,812
Lennox International, Inc.	3.000%	11/15/23	100,000	100,653
Republic Services, Inc.	2.500%	08/15/24	200,000	202,203
				482,447
Communications - 1.2%
American Tower Corp.	2.250%	01/15/22	50,000	50,056
American Tower Corp.	3.800%	08/15/29	100,000	106,757
AT&T, Inc.	3.200%	03/01/22	50,000	51,221
AT&T, Inc.	3.800%	02/15/27	100,000	105,962
AT&T, Inc.	4.500%	05/15/35	100,000	109,768
Comcast Corp.	3.450%	10/01/21	100,000	102,980
Comcast Corp.	3.969%	11/01/47	144,000	158,948
Crown Castle International Corp.	2.250%	09/01/21	75,000	75,059
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	114,092
Twenty-First Century Fox, Inc. (c)	4.030%	01/25/24	50,000	53,193
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	3.258%	05/15/25	100,000	101,546
Verizon Communications, Inc.	4.125%	03/16/27	100,000	110,369
Verizon Communications, Inc.	5.500%	03/16/47	100,000	132,066
Walt Disney Co. (The)	1.750%	08/30/24	175,000	173,295
				1,445,312

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 14.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.0%
CVS Health Corp. (b)	5.050%	03/25/48	$250,000	$284,308
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	149,951
Ford Motor Co. (b)	4.346%	12/08/26	100,000	100,154
Ford Motor Co.	7.450%	07/16/31	75,000	86,047
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,358
General Motors Financial Co., Inc.	4.200%	11/06/21	50,000	51,582
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	101,270
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	106,263
Toyota Motor Credit Corp. (b)	1.950%	04/17/20	75,000	75,006
Volkswagen AG (c)	2.500%	09/24/21	200,000	200,488
				1,190,427
Consumer Non-Cyclical - 0.7%
Abbott Laboratories	4.750%	11/30/36	100,000	122,900
Actavis Funding SCS (b)	4.550%	03/15/35	100,000	106,226
Amgen, Inc.	2.650%	05/11/22	140,000	141,819
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	115,654
Anheuser-Busch InBev SA/NV (b)	4.750%	01/23/29	100,000	116,451
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	113,518
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	99,190
Zoetis, Inc.	3.250%	08/20/21	50,000	50,878
				866,636
Electric - 1.2%
Ameren Corp.	2.500%	09/15/24	130,000	130,660
CMS Energy Corp.	2.950%	02/15/27	100,000	100,846
DTE Energy Co., Series C (a)	2.529%	10/01/24	150,000	150,463
DTE Energy Co.	2.850%	10/01/26	100,000	101,744
Entergy Corp.	2.950%	09/01/26	50,000	50,783
Northern States Power Co. of Minnesota	2.900%	03/01/50	125,000	120,945
PECO Energy Co.	3.000%	09/15/49	200,000	195,645
PPL Electric Utilities	3.000%	10/01/49	160,000	154,643
Public Service Electric	2.250%	09/15/26	100,000	99,211
Sempra Energy	1.625%	10/07/19	30,000	29,997
Southern Power Co.	1.950%	12/15/19	55,000	54,979
Southwestern Electric Power	2.750%	10/01/26	100,000	100,321
WEC Energy Group, Inc. (b)	3.375%	06/15/21	50,000	51,083
				1,341,320

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 14.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.9%
Cimarex Energy Co.	3.900%	05/15/27	$100,000	$101,836
Energy Transfer Operating LP (b)	4.500%	04/15/24	75,000	79,918
Noble Energy, Inc. (b)	3.850%	01/15/28	100,000	103,798
Occidental Petroleum Corp.	2.700%	08/15/22	225,000	226,969
Phillips 66 Partners LP	2.450%	12/15/24	100,000	99,605
Phillips 66 Partners LP	3.550%	10/01/26	100,000	103,142
Shell International Finance BV	6.375%	12/15/38	73,000	106,620
Total Capital International SA (b)	2.829%	01/10/30	120,000	123,691
Valero Energy Corp.	3.400%	09/15/26	100,000	102,541
				1,048,120
Insurance - 0.5%
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	2.618%	06/11/21	50,000	50,121
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	49,853
Lincoln National Corp.	3.625%	12/12/26	100,000	105,194
New York Life Global Funding (c)	2.900%	01/17/24	100,000	103,112
New York Life Global Funding (c)	2.350%	07/14/26	50,000	50,120
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	167,729
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	100,303
				626,432
Natural Gas - 0.3%
Atmos Energy Corp.	2.625%	09/15/29	310,000	313,505

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 14.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.3%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$107,848
American Campus Communities, Inc.	3.625%	11/15/27	100,000	105,045
American Homes 4 Rent	4.250%	02/15/28	100,000	107,893
Boston Properties LP	2.750%	10/01/26	50,000	50,456
CubeSmart LP (b)	3.125%	09/01/26	50,000	50,389
ERP Operating LP	2.850%	11/01/26	100,000	102,640
ERP Operating LP	2.500%	02/15/30	150,000	147,771
Life Storage LP	3.875%	12/15/27	100,000	105,622
Realty Income Corp.	3.875%	04/15/25	100,000	107,430
Realty Income Corp.	3.000%	01/15/27	100,000	103,059
Simon Property Group LP	2.000%	09/13/24	320,000	316,728
Spirit Realty LP	4.450%	09/15/26	100,000	106,904
Spirit Realty LP	4.000%	07/15/29	60,000	62,786
				1,474,571
Technology - 0.4%
Apple, Inc.	3.000%	06/20/27	100,000	105,170
Apple, Inc.	2.200%	09/11/29	250,000	245,452
Dell International LLC (b)(c)	5.300%	10/01/29	100,000	108,809
				459,431
Transportation - 0.4%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	29,391	29,767
CSX Corp.	4.250%	11/01/66	100,000	106,156
Kirby Corp.	4.200%	03/01/28	100,000	106,893
Southwest Airlines Co. (b)	3.000%	11/15/26	100,000	102,651
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	39,325	44,268
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	32,452	33,857
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	31,569	33,375
				456,967

Total Corporate Credit				$16,915,457

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Government Related - 0.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.4%
Tunisian Republic	1.416%	08/05/21	$500,000	$494,600

Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority	4.625%	09/15/60	125,000	182,255

Total Government Related				$676,855

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.1%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	$39,944	$39,945
Diamond Resorts Owner Trust, Series 2019-1A, Class B (c)	3.530%	02/20/32	295,446	295,511
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.050%	09/25/24	400,000	400,000
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	38,419	38,428
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	104,667	108,930
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	143,248	144,942
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	114,442	118,342
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	123,432	125,432
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	31,139	31,714
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	24,835	25,171
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	107,172	110,234
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	44,612	45,322
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	108,129	110,369
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	116,461	123,032
Kabbage Funding LLC, Series 2019-1, Class C (c)	4.611%	03/15/24	100,000	101,163
LTCG Securitization, Series 2018-A, Class A (c)	4.590%	06/15/48	79,943	80,690
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(c)	3.500%	01/18/22	36,112	36,146
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	245,012	248,182
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	144,991	150,363
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	06/22/43	86,682	89,220
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	5.018%	02/25/44	86,514	86,355

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.1% (Continued)
NFAS LLC, Series 2019-1, Class A (c)	4.172%	08/15/24	$400,000	$406,180
Ocwen Master Advance Receivables, Series 19-T1, Class DT1 (c)	3.107%	08/15/50	400,000	400,984
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)	4.020%	04/18/22	100,000	100,582
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	121,310	125,872
Renew Financial LLC, Series 2017-1A, Class B (a)(c)	5.750%	09/20/52	57,501	57,402
Renew Financial LLC, Series 2017-2A, Class A (c)(d)	3.220%	09/22/53	70,368	73,887
Small Business Lending Trust, Series 2019-A, Class A (c)	2.850%	07/15/26	400,000	399,487
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	85,714	85,692
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.500%	10/17/50	80,000	81,065
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	194,772	198,482
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	163,959	165,763
Westgate Resorts, Series 2018-1A, Class C (c)	4.100%	12/20/31	163,959	165,676
				4,770,563
Agency CMBS - 1.9%
FNMA, Pool #FN AE0834 (a)	3.977%	01/01/21	29,236	29,886
FNMA, Pool #FN AN2213 (a)	2.810%	07/01/26	698,063	718,039
FNMA, Pool #FN 464107	4.820%	12/01/29	142,108	161,112
FNMA, Pool #FN AM9491	3.550%	08/01/30	178,266	197,429
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	133,149	150,813
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	783,050	951,768
				2,209,047

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.9%
FHLMC, Pool #FG S20432, Series 306, Class F3 (1MO LIBOR + 30) (a)	2.328%	05/15/28	$120,824	$121,131
FHLMC, Series 2018-1, Class A2	3.500%	06/25/28	200,000	211,716
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	112,020	140,827
FHLMC, Series 2814, Class PH	6.000%	06/15/34	50,599	57,795
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	2.428%	01/15/35	474,591	472,292
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	3.128%	11/15/37	134,666	137,372
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	109,329
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	121,911
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	2.527%	10/15/40	223,807	224,618
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	316,935
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	2.527%	07/15/41	158,816	158,286
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	2.527%	06/15/42	201,771	201,288
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	873,885	856,571
FHLMC, Series 4210, Class Z	3.000%	05/15/43	330,307	333,970
FHLMC, Series 4830, Class DA	4.500%	11/15/44	407,466	415,168
FHLMC, Series 4731, Class EA	3.000%	10/15/45	420,896	430,568
FHLMC, Series 4742, Class CZ	3.000%	12/15/47	311,883	311,296
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	744,671	815,449
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	34,310	36,796
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	81,672	76,990
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	101,303	115,434
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	201,863	244,619
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	262,758
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	204,723	232,047
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	2.668%	07/25/36	167,117	168,572
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	88,929	101,148
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	2.398%	11/25/36	198,289	198,389
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	183,121	197,924

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.9% (Continued)
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	$306,898	$340,663
FNMA, Series 2009-103, Class MB (a)	4.462%	12/25/39	69,944	74,625
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	231,875
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	665,229
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	363,393
FNMA, Series 11 62, Class UA	4.500%	07/25/41	1,145,843	1,316,911
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	2.418%	02/25/42	94,080	94,217
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	363,000	356,609
FNMA, Series 411, Class A3	3.000%	08/25/42	81,094	83,427
FNMA, Series 12 84, Class JL	2.000%	08/25/42	290,004	262,670
FNMA, Series 4102, Class CP	2.000%	09/15/42	69,058	68,572
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	324,086
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	366,649
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	368,966
FNMA, Series 13 6, Class QA	2.500%	02/25/43	846,184	805,338
FNMA, Series 13 31, Class NT	3.000%	04/25/43	356,787	357,577
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	305,383
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	359,919
FNMA, Series 2017-58, Class CZ	3.000%	08/25/47	466,624	460,939
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	249,094
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	510,298	541,010
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (a)	2.577%	12/16/26	59,236	59,541
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	326,333	388,885
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	193,623
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	105,265
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	322,627	360,162
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	206,997	226,295
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	88,314	94,710
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	2.548%	01/16/40	205,111	206,459
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	3,926	3,945
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	89,470	88,206

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.9% (Continued)
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	$225,000	$218,889
GNMA, Series 12-134, Class KM	2.000%	09/20/42	342,000	309,841
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	249,240	285,419
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	973,942	923,075
GNMA, Series 13 5, Class GY	3.000%	01/20/43	437,000	453,358
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	93,635
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	54,135	51,997
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,922	1,079,428
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	67,807	67,723
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	206,461	195,869
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	494,271
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	540,491
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	558,001
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.352%	06/20/63	360,989	386,457
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	2.729%	07/20/64	100,723	100,774
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	2.879%	07/20/64	143,678	143,748
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	3.130%	05/20/66	288,034	288,901
GNMA, Series 2017-H16, Class DB (a)	4.467%	08/20/67	263,999	276,904
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	50,959	56,591
				23,320,814

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.5%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$367,676	$9,230
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	183,318	4,210
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	1,641,276	86,875
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	2,893,460	206,307
FHLMC, Series 3102, Class TA	7.500%	01/15/36	267,133	304,436
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	150,016	132,497
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	4.573%	05/15/36	662,714	106,078
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	235,551	209,219
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	6,772	6,224
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	88,093	80,142
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	192,912	168,605
FHLMC, Series 3594, Class SP (1MO LIBOR + 184.6) (a)	3.873%	12/15/37	34,681	36,440
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	829,549	70,648
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	445,472	42,683
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	136,349	27,621
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,958,067	193,595
FNMA, Series 2005-45, Class PQ (IO) (-1*1MO LIBOR + 550) (a)	3.482%	10/25/34	426,159	30,981
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	202,320	41,617
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,945,823	199,290
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	899,362	101,033
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	91,295	84,962
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	1,090,002	56,040
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	4.532%	05/25/40	156,074	19,170
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	2,916,897	185,612
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	195,738	13,048
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	916,669	70,506
FNMA, Series 14-61, Class SX (-2*1MO LIBOR + 800) (a)	3.963%	05/25/43	244,877	249,655
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	6.133%	08/25/43	406,211	504,545
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	218,297	192,823

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.5% (Continued)
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	4.032%	07/25/44	$961,023	$156,318
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	4.656%	06/20/37	718,318	99,972
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	550,163	59,898
GNMA, Series 2008-40, Class SA (IO) (-1*1MO LIBOR + 640) (a)	4.372%	05/16/38	82,949	13,087
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	324,495	52,657
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	4.156%	02/20/42	1,121,926	190,926
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	510,540	29,502
GNMA, Series 2012-H02, Class AI (IO) (a)	1.834%	01/20/62	257,957	12,428
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.539%	05/20/63	2,546,460	37,296
GNMA, Series 2016-H20, Class GI (IO) (a)	0.353%	08/20/66	2,612,606	26,943
GNMA, Series BC-H066, Class DI (IO) (a)	1.836%	04/20/67	608,982	9,520
GNMA, Series 2017-H22, Class ID (IO) (a)	1.831%	11/20/67	306,474	6,112
GNMA, Series 2018-H08, Class NI (IO) (a)	0.395%	05/20/68	1,579,466	38,583
				4,167,334
Agency MBS Passthrough - 5.0%
FHLMC, Pool #FG G06085	6.500%	09/01/38	100,764	115,214
FNMA, Pool #FN 252409	6.500%	03/01/29	132,294	147,431
FNMA, Pool #AS7287	3.500%	06/01/31	933,136	980,086
FNMA, Pool #FN AT7120	3.500%	06/01/33	206,726	213,724
FNMA, Pool #MA3050	4.500%	06/01/37	1,454,784	1,543,810
FNMA, Pool #FN AS4073	4.000%	12/01/44	276,091	293,563
FNMA, Pool #BN5247	5.000%	02/01/49	1,086,925	1,163,135
GNMA, Pool #GN 784279	5.500%	11/15/38	636,608	724,047
GNMA, Pool #GN 78541	4.500%	06/15/46	283,696	308,415
GNMA, Pool #G2 BA7567	4.500%	05/20/48	380,754	404,946
				5,894,371

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 5.7%
ACC Trust, Series 2018-1, Class A (c)	3.700%	12/21/20	$20,659	$20,685
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (c)	3.540%	03/13/23	110,000	110,957
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	100,000	102,464
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	100,000	102,431
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	100,429
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	100,217
CarNow Auto Receivables Trust, Series 2019-1A, Class C (c)	3.360%	06/17/24	500,000	499,476
Carvana Auto Receivable Trust, Series 2019-3A, Class A2 (c)	2.420%	04/15/22	500,000	500,310
Carvana Auto Receivable Trust, Series 2019-2A, Class D (c)	3.280%	01/15/25	300,000	303,144
Carvana Auto Receivable Trust, Series 2019-3A, Class D (c)	3.040%	04/15/25	270,000	270,486
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	100,333
CPS Auto Trust, Series 2019-A, Class D (c)	4.350%	12/16/24	100,000	103,887
CPS Auto Trust, Series 2019-B, Class D (c)	3.690%	03/17/25	100,000	101,933
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	251,730
Drive Auto Recievables Trust, Series 2019-4, Class A2A	2.320%	06/15/22	500,000	500,265
DT Auto Owner Trust, Series 2016-2A, Class D (a)(c)	5.430%	11/15/22	23,454	23,713
First Investors Auto Owner Trust, Series 2017-3A, Class D	3.440%	03/15/24	132,000	133,986
GLS Auto Receivables Trust, Series 2019-3A, Class C (c)	2.960%	05/15/25	250,000	250,129
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	172,000	172,488
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	101,153

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 5.7% (Continued)
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	$250,000	$257,512
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	100,734
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	3.568%	09/25/23	150,000	150,176
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	3.468%	05/28/24	150,000	149,900
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	2.835%	02/15/23	150,000	150,293
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class D (c)	3.420%	10/15/24	500,000	503,588
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	2.699%	11/10/20	4,920	4,920
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.539%	04/12/21	27,688	27,696
OSCAR US Funding Trust, Series 2019-2A, Class A2 (c)	2.490%	08/10/22	225,000	225,450
Skopos Auto Receivables Trust, Series 2019-1A, Class A (c)	2.900%	12/15/22	400,000	400,014
Skopos Auto Receivables Trust, Series 2019-1A, Class B (c)	3.430%	09/15/23	600,000	599,942
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	100,000	103,095
United Auto Credit Securitization Trust, Series 2018-2, Class D (c)	4.260%	05/10/23	100,000	101,491
Veros Auto Receivables Trust, Series 2017-1, Class A (c)	2.840%	04/17/23	3,710	3,709
Veros Auto Receivables Trust, Series 2018-1, Class A (c)	3.630%	05/15/23	35,951	36,048
				6,664,784

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.2%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	$60,447	$60,670
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (a)(c)	4.870%	01/16/24	244,727	246,173
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (c)	3.820%	01/15/26	85,727	86,498
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (c)	2.940%	07/15/26	131,405	131,825
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B (c)	3.280%	07/15/26	150,000	150,937
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	350,000	357,142
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	72,030	72,558
Freedom Financial, Series 2018-2, Class B (c)	4.610%	10/20/25	350,000	359,586
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	200,000	203,290
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (c)	3.154%	08/15/25	396,592	396,441
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (c)	3.613%	08/15/25	400,000	399,219
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)(c)	2.920%	12/20/29	100,000	100,240
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	253,288
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	36,468	36,512
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	126,000	126,189
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(c)	0.000%	12/25/44	425,000	425,000
Oportun Funding LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	102,439
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (c)	3.590%	07/15/25	150,000	151,161
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	137,813	137,813
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	192,000	192,451

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.2% (Continued)
Upgrade Receivables Trust, Series 2018-1A, Class A (c)	3.760%	11/15/24	$38,222	$38,345
Upgrade Receivables Trust, Series 2019-1A, Class B (c)	4.090%	03/15/25	100,000	101,171
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	13,309	13,315
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	100,000	101,324
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	288,101	288,711
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	325,000	326,776
				4,859,074
Credit Card - 0.7%
Continental Credit Card LLC, Series 2019-1A, Class A (c)	3.830%	08/15/26	400,000	400,820
Continental Credit Card LLC, Series 2019-1A, Class B (c)	4.950%	08/15/26	150,000	151,239
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	150,000	153,468
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (c)	4.680%	08/20/23	100,000	102,094
				807,621

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.5%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	$4,628	$4,627
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	88,170	89,033
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	75,236	77,071
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	191,264	194,640
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	79,804	81,121
Business Jet Securities LLC, Pool #2019-1, Series 2019-1, Class B (c)	5.193%	07/15/34	146,010	147,934
CAL Funding Ltd., Series 2018-1A, Class A (c)	3.960%	02/25/43	294,583	297,112
CLI Funding LLC, Series 2017-1A, Class A (c)	3.620%	05/18/42	149,855	150,229
Global SC Finance II SRL, Series 2013-1A, Class A (c)	2.980%	04/17/28	179,167	179,145
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	96,667	96,736
HPEFS Equipment Trust, Series 2019-1A, Class A2 (c)	2.190%	09/20/29	200,000	199,985
HPEFS Equipment Trust, Series 2019-1A, Class D (c)	2.720%	09/20/29	200,000	201,145
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	39,360	39,743
				1,758,521

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.7%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (a)(c)	2.878%	03/15/36	$30,903	$30,918
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	250,000	253,530
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	252,010
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	137,276	143,964
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	118,582	123,359
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR + 165) (a)(c)(d)	3.678%	02/14/35	100,000	99,968
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	49,681	49,722
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.545%	08/15/32	250,000	252,161
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (a)(c)	3.045%	01/15/33	68,234	68,030
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (a)(c)	7.761%	11/15/33	99,665	99,652
Barclays Commercial Mortgage Securities, Series 2015-STP, Class D (a)(c)	4.427%	09/10/20	150,000	150,762
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)	3.115%	09/15/20	90,739	90,656
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	42,231	42,076
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	149,734
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	4.277%	11/15/36	100,000	100,125
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (a)(c)(d)	3.525%	04/15/36	100,000	100,095
FREMF Mortgage Trust, Series 2019-K735, Class B (c)	4.157%	05/25/26	500,000	528,900
FREMF Mortgage Trust, Series 2019-K736, Class B (a)(c)	3.759%	07/25/26	650,000	677,287

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.7% (Continued)
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (a)(c)	4.777%	11/15/35	$100,000	$100,249
Goldman Sachs Mortgage Securities Trust, Series 2015-GC28, Class A2	2.898%	02/10/48	424,938	425,027
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	600,000	606,563
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	650,000	651,723
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	4.182%	03/17/37	149,980	149,979
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	3.675%	07/17/37	150,000	150,000
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(c)(d)	3.125%	06/15/36	500,000	500,940
PFP III, Series 2019-5, Class AS (1MO LIBOR + 142) (a)(c)(d)	3.448%	04/14/36	100,000	100,124
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,193	211,721
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	100,031
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	100,000	99,985
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	500,000	494,321
Progress Residential Trust, Series 2019-SFR3, Class B (c)	2.571%	09/17/36	500,000	494,368
Progress Residential Trust, Series 2019-SFR3, Class E (c)	3.369%	09/17/36	200,000	199,582
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(d)	4.718%	06/25/35	50,000	49,857
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class A (1MO LIBOR + 85) (a)(c)(d)	2.868%	06/25/35	108,482	108,203
Shelter Growth, Series 2019-FL2, Class AS (1MO LIBOR + 145) (a)(c)(d)	3.477%	05/15/36	100,000	100,061
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	100,843

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.7% (Continued)
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	$200,000	$207,925
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(c)(d)	2.945%	10/15/35	476,404	475,658
VMC Finance LLC, Series 2019-FL3, Class AS (1MO LIBOR + 140) (a)(c)(d)	0.000%	09/15/36	300,000	300,000
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.839%	02/15/44	100,000	102,480
				8,942,589
Non Agency MBS CMO - 0.7%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	109,107	111,081
Arroyo Mortgage Trust, Series 2019-2, Class M1 (c)	4.760%	04/25/49	100,000	103,234
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	96,881	96,798
Finance of America Structured Securities, Series 2018-HB1, Class M3 (c)	4.392%	09/25/28	100,000	99,914
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	101,226
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (c)	4.155%	11/25/28	100,000	100,736
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (c)	4.448%	11/25/28	100,000	100,089
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	4.554%	12/25/33	14,634	14,996
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	4.338%	10/25/33	17,781	18,405
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	4.835%	09/25/33	34,747	35,658
				782,137

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 3.5%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	$140,000	$148,655
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	106,804
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	3.418%	12/28/48	197,551	196,397
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	253,476
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	68,525	68,681
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	131,518	133,555
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	150,000	155,428
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	300,000	303,199
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	214,638
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	70,496	70,743
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	185,912	186,508
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	169,542	172,146
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	159,120
Social Professional Loan Program, Series 2017-E, Class A2B (a)(c)	2.720%	11/26/40	225,000	229,182
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	737,354
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	211,558
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.368%	02/25/42	142,186	142,037
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	216,142

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 58.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 3.5% (Continued)
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	$400,000	$400,884
				4,106,507

Total Securitized				$68,283,362

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 20.3%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.375%	04/30/21	$300,000	$298,359
U.S. Treasury Notes (b)	1.625%	11/15/22	1,000,000	1,001,484
U.S. Treasury Notes	2.000%	11/30/22	2,000,000	2,025,391
U.S. Treasury Bonds	1.500%	03/31/23	500,000	498,887
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	100,145
U.S. Treasury Notes	2.500%	05/15/24	1,000,000	1,041,328
U.S. Treasury Notes	2.250%	11/15/24	250,000	258,242
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	274,907
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,022,266
U.S. Treasury Notes	2.250%	11/15/25	750,000	777,832
U.S. Treasury Notes	1.625%	02/15/26	2,500,000	2,501,074
U.S. Treasury Notes	2.250%	02/15/27	1,200,000	1,251,984
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	860,563
U.S. Treasury Notes	2.875%	05/15/28	300,000	329,320
U.S. Treasury Notes (b)	2.875%	08/15/28	750,000	824,795
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	398,887
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	619,811
U.S. Treasury STRIPS	0.000%	05/15/35	1,000,000	732,909
U.S. Treasury STRIPS	0.000%	02/15/37	1,500,000	1,057,873
U.S. Treasury Bonds (b)	4.250%	05/15/39	200,000	275,648
U.S. Treasury Bonds	3.875%	08/15/40	550,000	727,568
U.S. Treasury Notes	4.250%	11/15/40	300,000	416,625
U.S. Treasury Bonds	4.750%	02/15/41	450,000	665,719
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	313,109
U.S. Treasury Bonds	2.750%	11/15/42	1,000,000	1,122,930
U.S. Treasury Bonds (b)	3.750%	11/15/43	1,500,000	1,974,434
U.S. Treasury Bonds	2.250%	08/15/46	1,125,000	1,154,531
U.S. Treasury Bonds	3.000%	02/15/48	1,000,000	1,188,281
Total Treasury				$23,714,902

Registered Investment Companies - 11.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (e)	8,458,284	$8,459,130

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Registered Investment Companies - 11.7% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.23% (e)(f)	5,172,610	$5,172,610
Total Registered Investment Companies		$13,631,740

Total Investment Securities - 105.4% (Cost $120,439,585)		$123,222,316

Liabilities in Excess of Other Assets - (5.4)%		(6,350,207)

Net Assets - 100.0%		$116,872,109

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $7,102,549.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2019 was $33,018,142, representing 28.3% of net assets.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2019 was $1,908,793, representing 1.6% of net assets.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $5,172,610. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,125,563.

AG - Aktiebolag

BV - Besloten Vennootschap

IO - Interest Only

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennotschap

PO - Principal Only

SA - Societe Anonyme

SCS - Sociedad en Comandita Simple

UA - Uitgesloten Aansprakelijkheid

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Collateralized Debt Obligations - 0.1%	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd., Class PNNE (c)*	03/23/35	$336,608	$139,928
Alesco Preferred Funding Ltd. VI, Class PNN (c)*	03/23/35	621,631	271,097
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 (c)*	11/05/41	611,948	320,603
Taberna Preferred Funding Ltd., Class PPN2 (c)*	07/05/35	1,175,564	512,032
Total Collateralized Debt Obligations			$1,243,660

Corporate Bonds - 80.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 2.2%
Fiat Chrysler Automobiles NV	4.500%	04/15/20	$580,000	$584,118
Ford Motor Credit Co. LLC	5.596%	01/07/22	450,000	472,795
General Motors Co.	6.250%	10/02/43	8,510,000	9,298,107
Lear Corp.	5.250%	05/15/49	12,595,000	12,887,905
				23,242,925
Banking - 2.1%
Popular, Inc.	6.125%	09/14/23	20,350,000	22,157,080

Basic Industry - 9.7%
Altria Group, Inc.	5.950%	02/14/49	4,000,000	4,705,616
Ashland Global Holdings, Inc.	6.875%	05/15/43	4,373,000	5,018,018
Century Communities, Inc.	5.875%	07/15/25	11,394,000	11,745,504
Century Communities, Inc. (a)	6.750%	06/01/27	6,020,000	6,465,480
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	3,554,000	3,625,080
MDC Holdings, Inc.	6.000%	01/15/43	5,279,000	5,450,568
Mueller Industries, Inc. (b)	6.000%	03/01/27	25,440,000	25,694,400
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	4,209,000	4,451,018
Summit Materials LLC	6.125%	07/15/23	13,727,000	13,967,222
Summit Materials LLC (a)	6.500%	03/15/27	4,827,000	5,152,823
TRI Pointe Group, Inc.	5.875%	06/15/24	1,396,000	1,486,740
Valvoline, Inc. (b)	5.500%	07/15/24	8,504,000	8,844,160
Westlake Chemical Corp. (b)	4.375%	11/15/47	4,150,000	4,081,469
Zekelman Industries, Inc. (a)	9.875%	06/15/23	2,196,000	2,314,035
				103,002,133

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 80.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 4.4%
Hillenbrand, Inc.	4.500%	09/15/26	$9,910,000	$10,018,499
SPX Flow, Inc. (a)	5.625%	08/15/24	1,662,000	1,716,015
TransDigm, Inc. (b)	6.000%	07/15/22	13,261,000	13,459,915
TransDigm, Inc.	6.500%	07/15/24	4,560,000	4,702,500
Welbilt, Inc.	9.500%	02/15/24	15,792,000	16,897,440
				46,794,369
Consumer Goods - 1.9%
KAR Auction Services, Inc. (a)	5.125%	06/01/25	10,861,000	11,241,135
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	6,487,000	6,714,045
US Foods, Inc. (a)(b)	5.875%	06/15/24	2,015,000	2,075,450
				20,030,630
Energy - 11.2%
Aker BP ASA (a)	6.000%	07/01/22	2,240,000	2,312,800
Aker BP ASA (a)	4.750%	06/15/24	3,545,000	3,702,753
Apergy Corp.	6.375%	05/01/26	18,897,000	18,755,272
Centennial Resource Production LLC (a)	6.875%	04/01/27	8,041,000	8,020,898
Energen Corp.	4.625%	09/01/21	3,271,000	3,365,041
Energen Corp.	7.125%	02/15/28	22,389,000	25,747,350
Floatel International Ltd. (c)	9.000%	04/11/24	6,400,000	3,392,000
Floatel International Ltd. (c)	12.750%	04/11/24	3,400,000	680,000
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	7,185,000	7,185,000
Welltec A/S (a)	9.500%	12/01/22	35,583,000	34,871,340
WPX Energy, Inc.	5.250%	10/15/27	11,075,000	11,158,062
				119,190,516
Financial Services - 14.0%
AG Merger Sub II, Inc. (a)	10.750%	08/01/27	4,100,000	4,161,500
Credit Acceptance Corp.	6.125%	02/15/21	25,766,000	25,830,414
Credit Acceptance Corp.	7.375%	03/15/23	24,353,000	25,266,238
FirstCash, Inc. (a)	5.375%	06/01/24	16,235,000	16,722,050
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	50,970,000	51,097,424
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	10,831,000	10,831,000
Nationstar Mortgage / Capital Corp. (a)	8.125%	07/15/23	6,631,000	6,912,818
Quicken Loans, Inc. (a)	5.750%	05/01/25	6,941,000	7,157,906
				147,979,350

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 80.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Health Care - 5.2%
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	$14,319,000	$14,551,684
DaVita Healthcare Partners, Inc. (b)	5.000%	05/01/25	4,053,000	4,037,801
Mylan NV	5.250%	06/15/46	11,562,000	12,281,909
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	8,402,000	7,645,820
Teva Pharmaceuticals Finance Netherlands III BV (b)	6.000%	04/15/24	4,550,000	3,921,531
Teva Pharmaceuticals Finance Netherlands III BV (b)	6.750%	03/01/28	15,600,000	12,792,000
				55,230,745
Insurance - 3.9%
Alliant Holdings Intermediate LLC (a)	8.250%	08/01/23	19,098,000	19,503,832
GTCR AP Finance, Inc. (a)(b)	8.000%	05/15/27	6,161,000	6,330,428
Hub International Ltd. (a)	7.000%	05/01/26	5,849,000	6,017,159
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	9,344,000	9,483,973
				41,335,392
Leisure - 2.8%
CCM Merger, Inc. (a)	6.000%	03/15/22	1,030,000	1,055,750
Golden Nugget, Inc. (a)	6.750%	10/15/24	2,204,000	2,259,100
Jack Ohio Finance LLC (a)	6.750%	11/15/21	11,423,000	11,665,739
Station Casinos LLC (a)	5.000%	10/01/25	14,241,000	14,451,767
				29,432,356
Media - 5.4%
Cimpress NV (a)	7.000%	06/15/26	37,796,000	39,016,810
Liberty Interactive LLC	8.250%	02/01/30	17,793,000	18,638,168
				57,654,978
Real Estate - 3.1%
Forestar Group, Inc. (a)	8.000%	04/15/24	12,790,000	13,813,200
iStar, Inc. (b)	4.750%	10/01/24	11,200,000	11,382,000
Kennedy Wilson, Inc.	5.875%	04/01/24	2,074,000	2,127,800
RHP Hotel Properties LP	5.000%	04/15/23	4,956,000	5,055,120
				32,378,120
Retail - 3.6%
Bacardi Ltd. (a)	5.150%	05/15/38	7,237,000	7,946,028
Nathan's Famous, Inc. (a)	6.625%	11/01/25	25,834,000	25,704,830
William Carter Co. (The) (a)	5.625%	03/15/27	4,481,000	4,794,670
				38,445,528

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 80.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Services - 4.2%
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	$17,702,000	$18,056,040
IAA Spinco, Inc. (a)	5.500%	06/15/27	5,893,000	6,217,115
Mobile Mini, Inc.	5.875%	07/01/24	9,199,000	9,474,970
Stericycle, Inc. (a)	5.375%	07/15/24	10,321,000	10,604,828
				44,352,953
Technology & Electronics - 2.2%
Dell International LLC (a)	8.100%	07/15/36	10,312,000	13,158,823
Juniper Networks, Inc.	5.950%	03/15/41	3,952,000	4,352,774
Micron Technology, Inc.	4.975%	02/06/26	3,478,000	3,746,340
Symantec Corp. (a)	5.000%	04/15/25	2,159,000	2,182,913
				23,440,850
Telecommunications - 4.7%
Cogent Communications, Inc. (a)	5.625%	04/15/21	26,188,000	26,417,144
Cogent Communications, Inc. (a)	5.375%	03/01/22	5,080,000	5,283,200
Frontier Communications Corp. (a)(b)	8.000%	04/01/27	8,985,000	9,476,390
QORVO, Inc. (a)	4.375%	10/15/29	3,500,000	3,524,063
US Cellular Corp.	6.700%	12/15/33	4,297,000	4,646,260
				49,347,057
Transportation - 0.1%
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	228,786	238,690
United Continental Holdings, Inc. (b)	4.250%	10/01/22	350,000	362,005
XPO Logistics, Inc. (a)(b)	6.125%	09/01/23	913,000	942,673
				1,543,368

Total Corporate Bonds				$855,558,350

Registered Investment Companies - 20.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	4,790,998	$48,676,537
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (e)	140,187,962	140,201,981

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Registered Investment Companies - 20.6% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.23% (e)(f)	30,080,563	$30,080,563
Total Registered Investment Companies		$218,959,081

Total Investment Securities - 101.4% (Cost $1,065,579,740)		$1,075,761,091

Liabilities in Excess of Other Assets - (1.4)%		(14,934,803)

Net Assets - 100.0%		$1,060,826,288

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2019 was $400,354,438, representing 37.7% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $28,518,725.
(c)	Illiquid and restricted security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2019 was $5,315,660, representing 0.5% of net assets.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $30,080,563.

*	Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$139,928	0.01%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	621,631	271,097	0.03%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	517,474	320,603	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,048,609	512,032	0.05%
		$2,524,322	$1,243,660	0.12%

ASA - Allmennaksjeselskap

A/S - Ansvarlig Selskap

BV - Besloten Vennootschap

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments.

Diamond Hill High Yield Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Corporate Bonds - 90.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 2.8%
Ford Motor Credit Co. LLC	5.596%	01/07/22	250,000	$262,664
General Motors Co.	6.250%	10/02/43	1,250,000	1,365,762
Lear Corp.	5.250%	05/15/49	1,775,000	1,816,279
				3,444,705
Banking - 1.1%
Popular, Inc.	6.125%	09/14/23	1,275,000	1,388,220

Basic Industry - 11.9%
Altria Group, Inc.	5.950%	02/14/49	750,000	882,303
Ashland Global Holdings, Inc.	6.875%	05/15/43	1,025,000	1,176,188
Century Communities, Inc. (a)	6.750%	06/01/27	3,050,000	3,275,700
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	100,000	102,000
MDC Holdings, Inc.	6.000%	01/15/43	700,000	722,750
Mueller Industries, Inc.	6.000%	03/01/27	3,225,000	3,257,250
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	915,000	967,612
Summit Materials LLC	6.125%	07/15/23	1,750,000	1,780,625
Summit Materials LLC (a)	6.500%	03/15/27	575,000	613,812
Valvoline, Inc.	5.500%	07/15/24	400,000	416,000
Westlake Chemical Corp.	4.375%	11/15/47	750,000	737,615
Zekelman Industries, Inc. (a)	9.875%	06/15/23	567,000	597,476
				14,529,331
Capital Goods - 5.3%
Hillenbrand, Inc.	4.500%	09/15/26	1,175,000	1,187,864
SPX Flow, Inc. (a)	5.625%	08/15/24	100,000	103,250
TransDigm, Inc.	6.000%	07/15/22	2,000,000	2,030,000
TransDigm, Inc.	6.500%	07/15/24	595,000	613,594
Welbilt, Inc.	9.500%	02/15/24	2,400,000	2,568,000
				6,502,708
Consumer Goods - 1.0%
KAR Auction Services, Inc. (a)	5.125%	06/01/25	1,064,000	1,101,240
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	150,000	155,250
				1,256,490

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 15.0%
Aker BP ASA (a)	6.000%	07/01/22	$550,000	$567,875
Aker BP ASA (a)	4.750%	06/15/24	275,000	287,238
Apergy Corp.	6.375%	05/01/26	3,125,000	3,101,563
Centennial Resource Production LLC (a)	6.875%	04/01/27	1,250,000	1,246,875
Energen Corp.	4.625%	09/01/21	100,000	102,875
Energen Corp.	7.125%	02/15/28	4,350,000	5,002,500
Floatel International Ltd. (b)	9.000%	04/11/24	600,000	318,000
Floatel International Ltd. (b)	12.750%	04/11/24	600,000	120,000
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	1,300,000	1,300,000
Welltec A/S (a)	9.500%	12/01/22	4,450,000	4,361,000
WPX Energy, Inc.	5.250%	10/15/27	1,925,000	1,939,437
				18,347,363
Financial Services - 14.2%
AG Merger Sub II, Inc. (a)	10.750%	08/01/27	900,000	913,500
Credit Acceptance Corp.	6.125%	02/15/21	3,500,000	3,508,750
Credit Acceptance Corp.	7.375%	03/15/23	2,050,000	2,126,875
FirstCash, Inc. (a)	5.375%	06/01/24	1,075,000	1,107,250
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	5,800,000	5,814,500
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	2,475,000	2,475,000
Quicken Loans, Inc. (a)	5.750%	05/01/25	1,275,000	1,314,844
Wand Merger Corp. (a)	9.125%	07/15/26	150,000	159,750
				17,420,469
Health Care - 5.6%
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	1,250,000	1,270,312
DaVita Healthcare Partners, Inc. (c)	5.000%	05/01/25	1,000,000	996,250
Mylan NV	5.250%	06/15/46	1,275,000	1,354,388
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	725,000	659,750
Teva Pharmaceuticals Finance Netherlands III BV (c)	6.000%	04/15/24	700,000	603,313
Teva Pharmaceuticals Finance Netherlands III BV (c)	6.750%	03/01/28	2,400,000	1,968,000
				6,852,013
Insurance - 4.7%
Alliant Holdings Intermediate LLC (a)	8.250%	08/01/23	2,000,000	2,042,500
GTCR AP Finance, Inc. (a)	8.000%	05/15/27	1,100,000	1,130,250
Hub International Ltd. (a)	7.000%	05/01/26	1,025,000	1,054,469
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	1,475,000	1,497,095
				5,724,314

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 4.0%
CCM Merger, Inc. (a)	6.000%	03/15/22	$275,000	$281,875
Golden Nugget, Inc. (a)	6.750%	10/15/24	450,000	461,250
Jack Ohio Finance, LLC (a)	6.750%	11/15/21	2,875,000	2,936,094
Station Casinos LLC (a)	5.000%	10/01/25	1,225,000	1,243,130
				4,922,349
Media - 6.0%
Cimpress NV (a)	7.000%	06/15/26	4,475,000	4,619,543
Liberty Interactive LLC	8.250%	02/01/30	2,625,000	2,749,687
				7,369,230
Real Estate - 3.7%
Forestar Group, Inc. (a)	8.000%	04/15/24	1,525,000	1,647,000
iStar, Inc.	4.750%	10/01/24	1,800,000	1,829,250
Kennedy Wilson, Inc.	5.875%	04/01/24	300,000	307,782
RHP Hotel Properties LP	5.000%	04/15/23	675,000	688,500
				4,472,532
Retail - 3.6%
Bacardi Ltd. (a)	5.150%	05/15/38	700,000	768,581
Nathan's Famous, Inc. (a)	6.625%	11/01/25	3,000,000	2,985,000
William Carter Co. (The) (a)	5.625%	03/15/27	625,000	668,750
				4,422,331
Services - 5.3%
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	2,375,000	2,422,500
IAA Spinco, Inc. (a)	5.500%	06/15/27	1,175,000	1,239,625
Mobile Mini, Inc.	5.875%	07/01/24	1,300,000	1,339,000
Stericycle, Inc. (a)	5.375%	07/15/24	1,450,000	1,489,875
				6,491,000
Technology & Electronics - 2.7%
Dell International LLC (a)	8.100%	07/15/36	1,800,000	2,296,924
Juniper Networks, Inc.	5.950%	03/15/41	950,000	1,046,340
				3,343,264
Telecommunications - 3.0%
Cogent Communications, Inc. (a)	5.625%	04/15/21	1,400,000	1,412,250
Frontier Communications Corp. (a)	8.000%	04/01/27	900,000	949,221
QORVO, Inc. (a)	4.375%	10/15/29	500,000	503,437
US Cellular Corp.	6.700%	12/15/33	700,000	756,896
				3,621,804

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.4%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	$199,469	$202,022
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	105,021	107,226
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	210,202	221,261
				530,509

Total Corporate Bonds				$110,638,632

Securitized - 2.1%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.4%
Access Point Financial, Inc., Series 2017-A, Class C (a)	5.820%	04/15/29	$250,000	$256,794
Kabbage Funding LLC, Series 2019-1, Class D (a)	5.688%	03/15/24	250,000	253,665
				510,459
Auto Loan - 0.6%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	400,000	402,690
Skopos Auto Receivables Trust, Series 2019-1A, Class D (a)	6.070%	04/15/25	320,000	319,950
				722,640
Consumer - .6%
Mariner Finance Issuance Trust, Series 2018-AA, Class D (a)	6.570%	11/20/30	275,000	285,609
Oportun Funding LLC, Series 2018-C, Class D (a)	6.790%	10/08/24	500,000	509,519
				795,128
Credit Card - 0.2%
Fortiva Retail Credit Master Note, Series 2018-1, Class C (a)	7.730%	11/15/23	250,000	258,801

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Securitized - 2.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.1%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (a)(d)	6.790%	10/10/24	$100,000	$101,627

Non Agency MBS CMO - 0.2%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	200,000	203,802

Total Securitized				$2,592,457

Registered Investment Companies - 8.6%			Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.03% (e)			7,422,549	$7,423,291
State Street Navigator Securities Lending Portfolio I, 2.23% (e)(f)			3,168,813	3,168,813
Total Registered Investment Companies				$10,592,104

Total Investment Securities - 101.0% (Cost $122,259,218)				$123,823,193

Liabilities in Excess of Other Assets - (1.0)%				(1,244,991)

Net Assets - 100.0%				$122,578,202

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2019 was $53,076,249, representing 43.3% of net assets.
(b)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2019 was $438,000, representing 0.4% of net assets.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2019 was $3,060,925.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $3,168,813.

ASA - Allmennaksjeselskap

A/S - Ansvarlig Selskap

BV - Besloten Vennootschap

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Investments Sold Short

September 30, 2019 (Unaudited)

1.	Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”), except for the All Cap Select Fund which is non-diversified. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

In June 2019, the partners of the Diamond Hill International Fund, L.P. (the “International Partnership”) approved the conversion of the International Partnership into the International Fund effective July 1, 2019. The International Fund is a successor to the International Partnership and has substantially the same investment objectives and strategies as did the International Partnership. The International Fund also has the same portfolio management team as the International Partnership. The net assets contributed, resulting from these tax-free transactions, were $3,996,233. In addition, limited partners of the International Partnership were issued shares in the International Fund based on the June 28, 2019 NAV per share in the International Partnership. A total of 295,000 shares were issued at a NAV per share of $13.59. For financial reporting purposes, assets received, and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

With the exception of the Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to be accreted to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU 2017-08 and the impact is not deemed to be material to the Funds.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of September 30, 2019, twelve international securities held in the Research Opportunities Fund, fourteen international securities held in the Global Fund and thirty-one international securities held in the International Fund were fair valued using this systematic valuation model. These securities had a total fair value of $7,465,267, 6,642,996 and $7,191,840, representing 9.5%, 35.7% and 66.1%, respectively of net assets of the Funds.

As of September 30, 2019, the Small Cap Fund and the Corporate Credit Fund had approximately 0.1% and 0.1%, respectively, of net assets valued using estimates provided by the Valuation & Liquidity Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Fund
Common Stocks*	$734,565,294	$-	$651,907	$735,217,201
Registered Investment Companies	81,951,854	-	-	81,951,854
Total	$816,517,148	$-	$651,907	$817,169,055

Small-Mid Cap Fund
Common Stocks*	$2,147,957,711	$-	$-	$2,147,957,711
Registered Investment Companies	286,735,914	-	-	286,735,914
Total	$2,434,693,625	$-	$-	$2,434,693,625

Mid Cap Fund
Common Stocks*	$190,398,009	$-	$-	$190,398,009
Registered Investment Companies	19,715,784	-	-	19,715,784
Total	$210,113,793	$-	$-	$210,113,793

Large Cap Fund
Common Stocks*	$6,057,328,180	$-	$-	$6,057,328,180
Registered Investment Companies	298,337,567	-	-	298,337,567
Total	$6,355,665,747	$-	$-	$6,355,665,747

All Cap Select Fund
Common Stocks*	$225,177,835	$-	$-	$225,177,835
Registered Investment Companies	12,910,073	-	-	12,910,073
Total	$238,087,908	$-	$-	$238,087,908

Long-Short Fund
Common Stocks*	$2,953,670,277	$-	$-	$2,953,670,277
Registered Investment Companies	1,096,676,816	-	-	1,096,676,816
Total	$4,050,347,093	$-	$-	$4,050,347,093

Research Opportunities Fund
Common Stocks*	$71,152,081	$7,465,267	$-	$78,617,348
Corporate Bonds*	-	882,000	-	882,000
Registered Investment Companies	17,645,157	-	-	17,645,157
Total	$88,797,238	$8,347,267	$-	$97,144,505

Global Fund
Common Stocks*	$11,442,014	$6,642,996	$-	$18,085,010
Registered Investment Companies	557,992	-	-	557,992
Total	$12,000,006	$6,642,996	$-	$18,643,002

International Fund
Common Stocks*	$3,553,395	$7,191,840	$-	$10,745,235
Registered Investment Companies	247,332	-	-	247,332
Total	$3,800,727	$7,191,840	$-	$10,992,567

Short Duration Fund
Corporate Credit*	$-	$42,413,715	$-	$42,413,715
Securitized*	-	615,816,518	-	615,816,518
Treasury	-	47,886,641	-	47,886,641
Registered Investment Companies	67,215,928	-	-	67,215,928
Total	$67,215,928	$706,116,874	$-	$773,332,802

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund
Corporate Credit*	$-	$16,915,457	$-	$16,915,457
Government Related	-	676,855	-	676,855
Securitized*	-	68,283,362	-	68,283,362
Treasury	-	23,714,902	-	23,714,902
Registered Investment Companies	13,631,740	-	-	13,631,740
Total	$13,631,740	$109,590,576	$-	$123,222,316

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,243,660	$-	$1,243,660
Corporate Bonds*	-	855,558,350	-	855,558,350
Registered Investment Companies	218,959,081	-	-	218,959,081
Total	$218,959,081	$856,802,010	$-	$1,075,761,091

High Yield Fund
Corporate Bonds*	$-	$110,638,632	$-	$110,638,632
Securitized*	-	2,592,457	-	2,592,457
Registered Investment Companies	10,592,104	-	-	10,592,104
Total	$10,592,104	$113,231,089	$-	$123,823,193

Investments in Securities Sold Short: (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Long-Short Fund
Common Stocks*	$(937,809,527)	$-	$-	$(937,809,527)

Research Opportunities Fund
Common Stocks*	$(16,197,513)	$-	$-	$(16,197,513)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2019.

Common Stocks
Value, December 31, 2018	$1,797,682
Net change in unrealized appreciation (depreciation)*	(1,145,775)
Value, September 30, 2019	$651,907

*	Represents change in unrealized appreciation on investments still held at September 30, 2019.

There were no transfers into or out of Level 3 for the nine months ended September 30, 2019.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board of Trustees to determine the fair value of Small Cap Fund’s Level 3 common stocks as of September 30, 2019:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$651,907	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$0.34 per share	Decrease in Valuation
			Discount rate	9%	Increase in Valuation

This security is presently part of a liquidating trust. The Valuation & Liquidity Committee’s valuation method for this security is based on calculating a share price based on the NAV by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the NAV is calculated, the Valuation & Liquidity Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of September 30, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$96,848,229	$98,995,315
Small-Mid Cap Fund	173,473,618	175,632,323
Mid Cap Fund	6,029,340	6,038,677
Large Cap Fund	59,285,719	59,982,288
All Cap Select Fund	12,073,877	12,384,272
Long-Short Fund	583,549,161	594,440,142
Research Opportunities Fund	17,227,314	17,645,152
Global Fund	55,667	55,700
International Fund	124,012	126,348
Short Duration Fund	37,784,325	38,663,750
Core Bond Fund	7,102,549	7,298,173
Corporate Credit Fund	28,518,725	30,080,563
High Yield Fund	3,060,925	3,168,813

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3.	Federal Tax Information

As of September 30, 2019, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$591,264,419	$2,133,085,706	$195,400,711	$4,823,311,645
Gross unrealized appreciation	273,502,165	453,611,022	23,854,999	1,764,825,745
Gross unrealized depreciation	(47,597,529)	(152,003,103)	(9,141,917)	(232,471,643)
Net unrealized appreciation on portfolio investments	$225,904,636	$301,607,919	$14,713,082	$1,532,354,102

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Tax cost of portfolio investments	$219,691,966	$2,393,259,522	$75,968,579	$18,414,934
Gross unrealized appreciation	31,178,647	765,411,467	10,191,726	1,798,801
Gross unrealized depreciation	(12,782,705)	(46,133,423)	(5,213,313)	(1,570,733)
Net unrealized appreciation on portfolio investments	$18,395,942	$719,278,044	$4,978,413	$228,068

	International Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$10,814,566	$769,103,263	$120,445,566	$1,066,078,322
Gross unrealized appreciation	692,113	10,591,469	3,758,763	21,226,431
Gross unrealized depreciation	(514,112)	(6,361,930)	(982,013)	(11,543,662)
Net unrealized appreciation on portfolio investments	$178,001	$4,229,539	$2,776,750	$9,682,769

	High Yield Fund
Tax cost of portfolio investments	$122,310,756
Gross unrealized appreciation	2,794,918
Gross unrealized depreciation	(1,282,481)
Net unrealized appreciation on portfolio investments	$1,512,437

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the nine months ended September 30, 2019 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund
Diamond Hill Short Duration Total Return Fund

Value, December 31, 2018	$39,405,005	$38,869,026	$2,237,057	$91,442,964	$32,028,667

Purchases	213,534	1,206,242	69,424	2,480,881	16,276,672
Sales	(39,721,907)	-	-	(27,000,000)	-
Realized Gains	71,515	-	-	217,544	-
Change in Unrealized Appreciation/Depreciation	31,853	389,726	22,430	810,529	371,198

Value, September 30, 2019	$-	$40,464,994	$2,328,911	$67,951,918	$48,676,537

Income Distributions	$213,534	$1,206,242	$69,424	$2,480,881	$1,276,672

Subsequent Events

The Funds evaluated events from September 30, 2019 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.